AB Bond Fund, Inc.

AB Income Fund

Portfolio of Investments

January 31, 2022 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 76.0%
Australia – 2.4%
Australia Government Bond Series 161 0.25%, 11/21/2025(a)	AUD	62,528	$42,170,115
Series 163 1.00%, 11/21/2031(a)		95,515	62,139,956

			104,310,071

Canada – 4.0%
Canadian Government Bond 1.00%, 09/01/2026	CAD	225,418	172,380,974

Russia – 0.9%
Russian Federal Bond - OFZ Series 6227 7.40%, 07/17/2024	RUB	3,026,338	37,383,191

United States – 68.7%
U.S. Treasury Bonds 1.125%, 08/15/2040	U.S.$	37,958	31,955,554
1.25%, 05/15/2050		33,090	26,978,446
4.50%, 02/15/2036		17,631	23,498,817
5.50%, 08/15/2028(b) (c)		161,400	198,723,750
6.00%, 02/15/2026		30,903	36,272,044
6.125%, 11/15/2027(c)		398,327	495,730,275
6.125%, 08/15/2029		47,418	62,162,034
6.25%, 05/15/2030(c)		122,903	165,649,526
6.375%, 08/15/2027		45,300	56,554,718
6.50%, 11/15/2026		39,144	47,914,702
6.625%, 02/15/2027(c)		106,822	132,392,144
6.875%, 08/15/2025		66,714	79,118,516
7.50%, 11/15/2024		20,000	23,381,250
U.S. Treasury Notes 0.25%, 05/31/2025		48,083	46,227,201
0.625%, 05/15/2030(c)		188,174	171,826,658
1.50%, 08/15/2026(b)		161,051	160,371,666
1.625%, 10/31/2026(b) (c)		249,722	250,034,453
1.625%, 08/15/2029		14,595	14,483,059
1.75%, 11/15/2029(c)		78,385	78,507,477
2.125%, 07/31/2024(b)		279,136	284,980,206
2.125%, 05/31/2026(c)		274,370	280,629,270
2.25%, 11/15/2025(b) (d)		192,514	197,687,711
2.375%, 08/15/2024		33,381	34,283,330
2.625%, 02/15/2029		9,944	10,521,995
3.125%, 11/15/2028		39,000	42,449,062

			2,952,333,864

Total Governments - Treasuries (cost $3,336,494,836)			3,266,408,100

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 13.4%
Financial Institutions – 7.4%
Banking – 4.3%
AIB Group PLC 4.263%, 04/10/2025(a)	U.S.$	5,750	$5,981,150
Ally Financial, Inc. 5.80%, 05/01/2025		1,497	1,650,742
8.00%, 11/01/2031		75	101,670
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026(a)		200	215,140
4.50%, 03/19/2024(a)		2,577	2,713,323
Banco de Credito del Peru 3.125%, 07/01/2030(a)		3,765	3,684,523
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(a)		3,998	4,312,843
Banco Santander SA 5.179%, 11/19/2025		4,000	4,352,720
Bank of America Corp. Series DD 6.30%, 03/10/2026(e)		2,526	2,793,908
Series X 6.25%, 09/05/2024(e)		6,520	6,925,283
Series Z 6.50%, 10/23/2024(e)		2,072	2,228,167
Bank of New York Mellon Corp. (The) Series G 4.70%, 09/20/2025(e)		992	1,047,562
Barclays Bank PLC 6.86%, 06/15/2032(a) (e)		656	871,837
Barclays PLC 7.125%, 06/15/2025(e)	GBP	333	484,445
7.25%, 03/15/2023(a) (e)		1,350	1,885,715
7.875%, 03/15/2022(a) (e)	U.S.$	205	206,025
BBVA Bancomer SA/Texas 5.875%, 09/13/2034(a)		5,343	5,676,938
BNP Paribas SA 6.75%, 03/14/2022(a) (e)		1,296	1,301,935
Citigroup, Inc. 3.875%, 02/18/2026(e)		3,286	3,218,538
5.95%, 01/30/2023(e)		2,055	2,111,369
Series T 6.25%, 08/15/2026(e)		1,388	1,536,683
Series U 5.00%, 09/12/2024(e)		2,540	2,565,476
Series V 4.70%, 01/30/2025(e)		1,811	1,812,213
Series W 4.00%, 12/10/2025(e)		2,865	2,841,478
Comerica, Inc. 5.625%, 07/01/2025(e)		8,000	8,609,360

	Principal Amount (000)		U.S. $ Value

Credit Agricole SA 8.125%, 12/23/2025(a) (e)	U.S.$	4,972	$5,747,284
Danske Bank A/S 3.244%, 12/20/2025(a)		200	204,834
5.375%, 01/12/2024(a)		1,459	1,552,843
5.875%, 04/06/2022(a) (e)	EUR	3,302	3,734,970
Discover Bank 3.45%, 07/27/2026	U.S.$	500	520,835
4.682%, 08/09/2028		8,350	8,646,342
First-Citizens Bank & Trust Co. 3.929%, 06/19/2024		1,568	1,607,372
Goldman Sachs Group, Inc. (The) Series O 5.30%, 11/10/2026(e)		760	813,922
HSBC Holdings PLC 6.00%, 09/29/2023(a) (e)	EUR	558	670,893
6.375%, 03/30/2025(e)	U.S.$	1,942	2,055,743
ING Groep NV 6.50%, 04/16/2025(e)		6,341	6,792,987
6.75%, 04/16/2024(a) (e)		3,383	3,603,673
6.875%, 04/16/2022(a) (e)		515	520,212
JPMorgan Chase & Co. Series I 3.769% (LIBOR 3 Month + 3.47%), 04/30/2022(e) (f)		3,123	3,131,713
Series S 6.75%, 02/01/2024(e)		2,998	3,203,123
Series V 3.534% (LIBOR 3 Month + 3.32%), 04/01/2022(e) (f)		1,561	1,560,594
Series Z 3.932% (LIBOR 3 Month + 3.80%), 02/01/2022(e) (f)		2,673	2,673,000
Lloyds Banking Group PLC 4.50%, 11/04/2024		4,360	4,616,412
Nationwide Building Society 4.302%, 03/08/2029(a)		2,000	2,155,880
Nordea Bank Abp 6.625%, 03/26/2026(a) (e)		8,725	9,662,501
PNC Financial Services Group, Inc. (The) Series O 3.995% (LIBOR 3 Month + 1.68%), 05/01/2022(e) (f)		1,247	1,251,913
Santander Holdings USA, Inc. 4.40%, 07/13/2027		463	493,364
Societe Generale SA 4.75%, 11/24/2025(a)		8,825	9,391,389
Standard Chartered PLC 1.809% (LIBOR 3 Month + 1.51%), 01/30/2027(a) (e) (f)		7,800	7,508,436
7.75%, 04/02/2023(a) (e)		265	278,255
Swedbank AB 6.00%, 03/17/2022(a) (e)		200	200,910

	Principal Amount (000)		U.S. $ Value

Series NC5 5.625%, 09/17/2024(a) (e)	U.S.$	8,600	$8,989,150
Truist Financial Corp. Series P 4.95%, 09/01/2025(e)		10,721	11,338,851
Series Q 5.10%, 03/01/2030(e)		2,924	3,171,458
UBS Group AG 7.00%, 01/31/2024-02/19/2025(a) (e)		3,569	3,776,280
UniCredit SpA 1.982%, 06/03/2027(a)		337	321,033
2.569%, 09/22/2026(a)		3,970	3,893,776

			183,218,991

Brokerage – 0.2%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(e)		6,567	7,028,332

Finance – 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.875%, 08/14/2024		373	379,322
3.00%, 10/29/2028		6,545	6,419,991
3.30%, 01/23/2023		150	152,798
3.875%, 01/23/2028		582	602,091
6.50%, 07/15/2025		861	966,059
Aircastle Ltd. 2.85%, 01/26/2028(a)		1,242	1,215,359
4.125%, 05/01/2024		678	700,964
4.25%, 06/15/2026		163	171,183
4.40%, 09/25/2023		1,716	1,777,810
5.00%, 04/01/2023		140	145,173
5.25%, 08/11/2025(a)		5,846	6,299,240
Aviation Capital Group LLC 1.95%, 01/30/2026-09/20/2026(a)		5,809	5,552,604
3.50%, 11/01/2027(a)		1,437	1,439,227
4.125%, 08/01/2025(a)		1,592	1,655,171
4.375%, 01/30/2024(a)		1,694	1,756,661
4.875%, 10/01/2025(a)		1,315	1,398,147
5.50%, 12/15/2024(a)		4,722	5,088,002
Huarong Finance Co., Ltd. 4.75%, 04/27/2027(a)		400	403,000
Huarong Finance II Co., Ltd. 5.50%, 01/16/2025(a)		7,507	7,716,070
Synchrony Financial 2.875%, 10/28/2031		3,390	3,237,348
3.95%, 12/01/2027		6,262	6,547,297

			53,623,517

Insurance – 1.1%
ACE Capital Trust II 9.70%, 04/01/2030		750	1,082,310

	Principal Amount (000)		U.S. $ Value

Assicurazioni Generali SpA 5.50%, 10/27/2047(a)	EUR	6,630	$8,795,905
Credit Agricole Assurances SA 4.75%, 09/27/2048(a)		3,200	4,206,773
Fairfax Financial Holdings Ltd. 8.30%, 04/15/2026	U.S.$	5,000	5,992,150
Hartford Financial Services Group, Inc. (The) Series ICON 2.281% (LIBOR 3 Month + 2.13%), 02/12/2047(a) (f)		3,275	3,081,055
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		4,117	5,463,959
Prudential Financial, Inc. 5.20%, 03/15/2044		4,029	4,148,258
5.625%, 06/15/2043		2,868	2,962,156
Voya Financial, Inc. 5.65%, 05/15/2053		12,065	12,376,760

			48,109,326

Other Finance – 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026		710	753,253

REITs – 0.6%
Brixmor Operating Partnership LP 4.05%, 07/01/2030		2,215	2,354,855
GLP Capital LP/GLP Financing II, Inc. 5.25%, 06/01/2025		886	950,961
5.375%, 04/15/2026		283	305,929
Kite Realty Group LP 4.00%, 10/01/2026		515	544,180
MPT Operating Partnership LP/MPT Finance Corp. 4.625%, 08/01/2029		964	991,744
Office Properties Income Trust 3.45%, 10/15/2031		2,398	2,250,859
Omega Healthcare Investors, Inc. 4.50%, 01/15/2025		336	355,471
Realty Income Corp. 3.40%, 01/15/2028		2,588	2,712,509
4.625%, 11/01/2025		1,286	1,401,483
4.875%, 06/01/2026		459	508,251
Regency Centers LP 3.60%, 02/01/2027		1,700	1,799,773
Spirit Realty LP 3.20%, 01/15/2027		2,453	2,513,491
3.40%, 01/15/2030		1,800	1,838,250
4.45%, 09/15/2026		1,010	1,092,860
STORE Capital Corp. 4.625%, 03/15/2029		1,143	1,251,471

	Principal Amount (000)		U.S. $ Value

Trust Fibra Uno 4.869%, 01/15/2030(a)	U.S.$	4,814	$4,945,783

			25,817,870

			318,551,289

Industrial – 5.2%
Basic – 0.6%
Anglo American Capital PLC 5.625%, 04/01/2030(a)		3,960	4,553,505
ArcelorMittal SA 7.00%, 10/15/2039		1,180	1,535,735
Arconic Corp. 6.00%, 05/15/2025(a)		1,765	1,826,316
CF Industries, Inc. 4.95%, 06/01/2043		75	85,828
Gold Fields Orogen Holdings BVI Ltd. 5.125%, 05/15/2024(a)		1,445	1,516,618
GTL Trade Finance, Inc. 7.25%, 04/16/2044(a)		274	352,056
GUSAP III LP 4.25%, 01/21/2030(a)		1,491	1,540,688
Industrias Penoles SAB de CV 5.65%, 09/12/2049(a)		970	1,117,197
MEGlobal Canada ULC 5.00%, 05/18/2025(a)		1,988	2,131,260
Nexa Resources SA 5.375%, 05/04/2027(a)		5,600	5,796,000
Suzano Austria GmbH 3.75%, 01/15/2031		1,304	1,270,829
5.00%, 01/15/2030		2,100	2,233,875
7.00%, 03/16/2047(a)		478	575,930

			24,535,837

Capital Goods – 0.1%
General Electric Co. Series D 3.533% (LIBOR 3 Month + 3.33%), 03/15/2022(e) (f)		1,203	1,175,403
Westinghouse Air Brake Technologies Corp. 4.95%, 09/15/2028		2,060	2,299,557

			3,474,960

Communications - Media – 0.2%
Prosus NV 3.68%, 01/21/2030(a)		5,224	5,094,379
4.027%, 08/03/2050(a)		1,123	974,225
Weibo Corp. 3.50%, 07/05/2024		4,574	4,657,293

			10,725,897

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 0.3%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 03/20/2025(a)	U.S.$	1,617	$1,688,179
5.152%, 03/20/2028(a)		1,990	2,175,070
T-Mobile USA, Inc. 2.625%, 02/15/2029		4,934	4,639,588
3.375%, 04/15/2029		4,428	4,350,865

			12,853,702

Consumer Cyclical - Automotive – 0.4%
General Motors Co. 6.125%, 10/01/2025		1,290	1,454,411
6.80%, 10/01/2027		1,832	2,199,536
General Motors Financial Co., Inc. 5.25%, 03/01/2026		146	160,461
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(a)		7,173	7,376,426
Lear Corp. 3.50%, 05/30/2030		855	883,403
3.80%, 09/15/2027		561	593,173
4.25%, 05/15/2029		545	586,126
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		4,615	4,869,610

			18,123,146

Consumer Cyclical - Other – 0.0%
Lennar Corp. 4.75%, 11/29/2027		75	82,733
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		1,526	1,689,297

			1,772,030

Consumer Non-Cyclical – 0.3%
Altria Group, Inc. 4.80%, 02/14/2029		3,205	3,524,186
BAT Capital Corp. 2.726%, 03/25/2031		2,470	2,318,861
4.906%, 04/02/2030		5,400	5,911,218
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(a)		1,267	1,216,716

			12,970,981

Energy – 1.8%
Boardwalk Pipelines LP 5.95%, 06/01/2026		1,798	2,024,764
Cenovus Energy, Inc. 4.40%, 04/15/2029		2,000	2,165,840
Continental Resources, Inc./OK 5.75%, 01/15/2031(a)		2,501	2,851,465
Ecopetrol SA 4.625%, 11/02/2031		1,135	1,043,950
5.875%, 09/18/2023-05/28/2045		1,699	1,542,018
6.875%, 04/29/2030		4,658	4,993,376

	Principal Amount (000)		U.S. $ Value

Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(a)	U.S.$	335	$332,437
Energy Transfer LP 4.40%, 03/15/2027		8,139	8,649,804
4.95%, 05/15/2028		452	491,410
5.50%, 06/01/2027		7,425	8,312,956
Eni SpA 4.25%, 05/09/2029(a)		1,969	2,140,382
Hess Corp. 7.30%, 08/15/2031		8,898	11,672,040
Hunt Oil Co. of Peru LLC Sucursal Del Peru 6.375%, 06/01/2028(a)		1,095	1,088,561
Oleoducto Central SA 4.00%, 07/14/2027(a)		1,169	1,134,573
ONEOK, Inc. 4.35%, 03/15/2029		3,952	4,207,220
5.85%, 01/15/2026		7,452	8,398,180
6.35%, 01/15/2031		1,880	2,284,651
Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/2026		1,287	1,383,473
4.65%, 10/15/2025		3,902	4,194,299
Raizen Fuels Finance SA 5.30%, 01/20/2027(a)		2,218	2,396,549
Western Midstream Operating LP 3.95%, 06/01/2025		207	211,943
4.65%, 07/01/2026		3,058	3,201,665
4.75%, 08/15/2028		1,490	1,581,128
5.30%, 02/01/2030		1,171	1,225,440

			77,528,124

Services – 0.1%
Expedia Group, Inc. 3.25%, 02/15/2030		2,340	2,333,682
6.25%, 05/01/2025(a)		708	789,307

			3,122,989

Technology – 0.6%
Baidu, Inc. 3.075%, 04/07/2025		797	815,411
3.425%, 04/07/2030		225	230,940
Broadcom, Inc. 3.187%, 11/15/2036(a)		8,786	8,337,738
Dell International LLC/EMC Corp. 4.90%, 10/01/2026		4,940	5,432,568
NXP BV/NXP Funding LLC 5.35%, 03/01/2026(a)		3,499	3,890,013
5.55%, 12/01/2028(a)		1,130	1,314,896
VMware, Inc. 4.50%, 05/15/2025		5,333	5,697,404

			25,718,970

	Principal Amount (000)		U.S. $ Value

Transportation - Airlines – 0.6%
Delta Air Lines, Inc. 7.00%, 05/01/2025(a)	U.S.$	4,659	$5,212,582
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		1,640	1,751,192
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		8,739	9,289,924
Southwest Airlines Co. 5.25%, 05/04/2025		9,941	10,855,174

			27,108,872

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		373	388,183
5.875%, 07/05/2034(a)		1,650	1,850,400

			2,238,583

Transportation - Services – 0.1%
Adani Ports & Special Economic Zone Ltd. 4.00%, 07/30/2027(a)		4,585	4,637,441

			224,811,532

Utility – 0.8%
Electric – 0.8%
Adani Transmission Ltd. 4.00%, 08/03/2026(a)		3,064	3,173,729
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		2,474	2,467,506
Chile Electricity PEC SpA Zero Coupon, 01/25/2028(a)		3,169	2,565,504
Colbun SA 3.15%, 03/06/2030(a)		209	201,724
ComEd Financing III 6.35%, 03/15/2033		3,462	4,025,198
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)		3,775	3,453,653
4.375%, 02/15/2031(a)		5,315	4,821,037
Engie Energia Chile SA 3.40%, 01/28/2030(a)		6,432	6,281,491
Kallpa Generacion SA 4.125%, 08/16/2027(a)		2,562	2,601,711
LLPL Capital Pte Ltd. 6.875%, 02/04/2039(a)		3,129	3,435,195

			33,026,748

Total Corporates - Investment Grade (cost $559,536,354)			576,389,569

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 12.8%
Industrial – 10.4%
Basic – 0.5%
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(a)	U.S.$	277	$272,169
7.50%, 09/30/2029(a)		280	271,412
Axalta Coating Systems LLC 3.375%, 02/15/2029(a)		801	743,008
Diamond BC BV 4.625%, 10/01/2029(a)		1,004	943,870
ERP Iron Ore, LLC 9.034%, 12/31/2019(g) (h) (i) (j) (k)		118	89,745
Glatfelter Corp. 4.75%, 11/15/2029(a)		1,687	1,704,899
Graham Packaging Co., Inc. 7.125%, 08/15/2028(a)		454	460,819
Graphic Packaging International LLC 4.75%, 07/15/2027(a)		1,032	1,086,294
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 07/01/2028(a)		2,965	3,141,477
INEOS Quattro Finance 1 PLC 3.75%, 07/15/2026(a)	EUR	107	116,096
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(a)	U.S.$	543	542,929
Joseph T Ryerson & Son, Inc. 8.50%, 08/01/2028(a)		1,808	1,953,508
Kleopatra Finco Sarl 4.25%, 03/01/2026(a) (c)	EUR	2,779	2,921,850
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(g) (h) (i) (j) (l)	U.S.$	1,407	0
Peabody Energy Corp. 8.50%, 12/31/2024(a)		13	12,461
PIC AU Holdings LLC/PIC AU Holdings Corp. 10.00%, 12/31/2024(a)		1,158	1,195,948
Roller Bearing Co. of America, Inc. 4.375%, 10/15/2029(a)		667	660,543
SCIL IV LLC/SCIL USA Holdings LLC 5.375%, 11/01/2026(a)		3,282	3,308,256
Valvoline, Inc. 4.25%, 02/15/2030(a)		1,485	1,433,768
WR Grace Holdings LLC 4.875%, 06/15/2027(a)		1,111	1,105,767

			21,964,819

Capital Goods – 0.6%
ARD Finance SA 6.50% (6.50% Cash or 7.25% PIK), 06/30/2027(a) (k)		3,692	3,740,191
Bombardier, Inc. 7.50%, 12/01/2024-03/15/2025(a)		2,675	2,737,827
7.875%, 04/15/2027(a)		1,946	1,971,298

	Principal Amount (000)			U.S. $ Value

Cleaver-Brooks, Inc. 7.875%, 03/01/2023(a)	U.S.$	1,258		$1,221,367
Eco Material Technologies, Inc. 7.875%, 01/31/2027(a)		2,807		2,846,719
F-Brasile SpA/F-Brasile US LLC Series XR 7.375%, 08/15/2026(a)		2,578		2,538,479
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)		1,047		1,081,551
GFL Environmental, Inc. 4.00%, 08/01/2028(a)		1,559		1,462,794
5.125%, 12/15/2026(a)		273		282,307
Madison IAQ LLC 5.875%, 06/30/2029(a)		3,460		3,197,749
TK Elevator Holdco GmbH 7.625%, 07/15/2028(a)		1,008		1,060,860
TransDigm, Inc. 6.25%, 03/15/2026(a)		33		34,126
Triumph Group, Inc. 6.25%, 09/15/2024(a)		1,309		1,303,921
7.75%, 08/15/2025		362		359,216
8.875%, 06/01/2024(a)		1,479		1,581,214
Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	100		111,344

				25,530,963

Communications - Media – 1.2%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(a)	U.S.$	5,620		5,615,335
Altice Financing SA 5.75%, 08/15/2029(a)		7,170		6,699,289
AMC Networks, Inc. 4.25%, 02/15/2029		4,309		4,153,359
Arches Buyer, Inc. 6.125%, 12/01/2028(a)		879		853,702
Banijay Entertainment SASU 3.50%, 03/01/2025(a)	EUR	600		662,321
5.375%, 03/01/2025(a)	U.S.$	1,955		1,971,442
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030-06/01/2033(a)		10,147		9,703,626
4.75%, 02/01/2032(a)		2,019		1,985,808
CSC Holdings LLC 3.375%, 02/15/2031(a)		259		226,081
5.00%, 11/15/2031(a)		2,775		2,502,329
DISH DBS Corp. 5.25%, 12/01/2026(a)		1,789		1,735,330
5.75%, 12/01/2028(a)		1,395		1,334,903
7.75%, 07/01/2026		45		46,365
iHeartCommunications, Inc. 6.375%, 05/01/2026		0	**	363
8.375%, 05/01/2027		147		154,374

	Principal Amount (000)		U.S. $ Value

McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)	U.S.$	4,782	$4,541,178
National CineMedia LLC 5.875%, 04/15/2028(a)		2,267	1,923,754
Scripps Escrow II, Inc. 5.375%, 01/15/2031(a)		2,163	2,139,142
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		2,251	2,086,047
Sirius XM Radio, Inc. 4.00%, 07/15/2028(a)		1,010	977,024
Summer BC Bidco B LLC 5.50%, 10/31/2026(a)		876	859,023

			50,170,795

Communications - Telecommunications – 0.5%
Altice France SA/France 5.125%, 07/15/2029(a)		1,246	1,152,936
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)		1,623	1,681,801
CT Trust 5.125%, 02/03/2032(a)		723	733,852
Frontier Communications Holdings LLC 6.75%, 05/01/2029(a)		1,042	1,044,605
Iliad Holding SASU 6.50%, 10/15/2026(a)		1,880	1,906,640
7.00%, 10/15/2028(a)		1,525	1,545,831
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(j) (m)		4,941	2,162,676
Kaixo Bondco Telecom SA 5.125%, 09/30/2029(a)	EUR	4,070	4,458,132
Telecom Italia Capital SA 7.721%, 06/04/2038	U.S.$	75	81,236
Vmed O2 UK Financing I PLC 4.75%, 07/15/2031(a)		5,329	5,122,128
Zayo Group Holdings, Inc. 6.125%, 03/01/2028(a)		1,430	1,354,911

			21,244,748

Consumer Cyclical - Automotive – 0.5%
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	360	411,358
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)	U.S.$	2,682	2,765,866
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(g) (h) (j) (l)		2,273	0
(First Lien) 11.00%, 10/31/2024(g) (h) (j) (l)		933	0
IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025(a) (k)	EUR	560	635,014

	Principal Amount (000)		U.S. $ Value

3.875% (3.875% Cash or 4.625% PIK), 05/15/2027(a) (k)	EUR	623	$712,102
Jaguar Land Rover Automotive PLC 5.50%, 07/15/2029(a)	U.S.$	4,207	4,087,143
5.875%, 01/15/2028(a)		546	543,696
7.75%, 10/15/2025(a)		1,661	1,753,567
Mclaren Finance PLC 7.50%, 08/01/2026(a)		6,471	6,619,768
PM General Purchaser LLC 9.50%, 10/01/2028(a)		1,509	1,496,581
Tenneco, Inc. 5.00%, 07/15/2026(c)		680	630,292
7.875%, 01/15/2029(a)		1,764	1,876,490

			21,531,877

Consumer Cyclical - Entertainment – 1.0%
Carnival Corp. 4.00%, 08/01/2028(a)		3,341	3,180,966
5.75%, 03/01/2027(a)		6,059	5,829,788
9.875%, 08/01/2027(a)		1,508	1,694,012
Cedar Fair LP 5.25%, 07/15/2029		996	998,490
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(a)		9,553	9,819,051
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)		779	788,052
NCL Corp., Ltd. 5.875%, 03/15/2026(a)		2,194	2,077,916
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(a)		1,933	1,867,761
5.50%, 08/31/2026-04/01/2028(a)		4,699	4,572,127
10.875%, 06/01/2023(a)		1,096	1,173,148
11.50%, 06/01/2025(a)		2,358	2,612,428
SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025(a)		4,017	4,228,214
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025(a)		820	855,588
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		1,057	964,798
13.00%, 05/15/2025(a)		1,888	2,114,409
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		1,376	1,349,099
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		75	72,518

			44,198,365

Consumer Cyclical - Other – 0.5%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		2,232	2,298,090

	Principal Amount (000)		U.S. $ Value

Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(a)	U.S.$	937	$908,843
6.25%, 09/15/2027(a)		1,846	1,902,598
Caesars Entertainment, Inc. 4.625%, 10/15/2029(a)		1,713	1,641,773
Empire Communities Corp. 7.00%, 12/15/2025(a)		1,386	1,413,886
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 07/15/2025(a)		1,383	1,447,393
Hilton Domestic Operating Co., Inc. 5.375%, 05/01/2025(a)		314	322,987
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(a)		1,896	1,839,196
5.00%, 06/01/2029(a)		599	596,065
Installed Building Products, Inc. 5.75%, 02/01/2028(a)		846	872,378
Marriott Ownership Resorts, Inc. 6.125%, 09/15/2025(a)		810	836,617
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.625%, 09/01/2029(a)		2,392	2,248,815
5.875%, 09/01/2031(a)		2,392	2,253,766
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(a)		688	686,555
Travel + Leisure Co. 4.625%, 03/01/2030(a)		717	701,878
6.625%, 07/31/2026(a)		2,404	2,583,002
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025(a)		75	75,377

			22,629,219

Consumer Cyclical - Restaurants – 0.1%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		3,046	2,974,114
IRB Holding Corp. 6.75%, 02/15/2026(a)		1,031	1,048,950

			4,023,064

Consumer Cyclical - Retailers – 0.8%
Arko Corp. 5.125%, 11/15/2029(a)		2,345	2,229,931
Asbury Automotive Group, Inc. 5.00%, 02/15/2032(a)		830	824,414
Bath & Body Works, Inc. 5.25%, 02/01/2028		252	264,497
6.75%, 07/01/2036		704	800,138
6.875%, 11/01/2035		2,210	2,541,235

	Principal Amount (000)		U.S. $ Value

7.50%, 06/15/2029	U.S.$	236	$257,724
9.375%, 07/01/2025(a)		185	221,251
Dufry One BV 2.50%, 10/15/2024(a)	EUR	1,810	1,993,305
FirstCash, Inc. 5.625%, 01/01/2030(a)	U.S.$	3,218	3,217,839
Foundation Building Materials, Inc. 6.00%, 03/01/2029(a)		1,143	1,102,492
Gap, Inc. (The) 3.625%, 10/01/2029(a)		873	812,239
3.875%, 10/01/2031(a)		718	666,929
Kontoor Brands, Inc. 4.125%, 11/15/2029(a)		2,225	2,155,624
Michaels Cos, Inc. (The) 5.25%, 05/01/2028(a)		2,076	2,003,859
7.875%, 05/01/2029(a)		4,529	4,145,031
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/2029(a)		1,480	1,587,226
Rite Aid Corp. 7.50%, 07/01/2025(a)		2,334	2,302,421
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		1,365	1,404,667
SRS Distribution, Inc. 6.125%, 07/01/2029(a)		548	539,703
Staples, Inc. 7.50%, 04/15/2026(a)		1,090	1,074,675
10.75%, 04/15/2027(a)		1,108	1,032,224
TPro Acquisition Corp. 11.00%, 10/15/2024(a)		1,216	1,319,907
William Carter Co. (The) 5.50%, 05/15/2025(a)		154	159,519

			32,656,850

Consumer Non-Cyclical – 0.9%
AdaptHealth LLC 4.625%, 08/01/2029(a)		241	230,526
5.125%, 03/01/2030(a)		203	198,751
6.125%, 08/01/2028(a)		1,265	1,314,639
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.625%, 01/15/2027(a)		799	817,561
4.875%, 02/15/2030(a)		82	83,556
Bausch Health Americas, Inc. 8.50%, 01/31/2027(a)		223	225,524
CHS/Community Health Systems, Inc. 6.875%, 04/15/2029(a)		2,079	2,061,536
Cidron Aida Finco Sarl 5.00%, 04/01/2028(a)	EUR	496	538,843
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)	U.S.$	642	593,003

	Principal Amount (000)		U.S. $ Value

Grifols Escrow Issuer SA 4.75%, 10/15/2028(a)	U.S.$	1,199	$1,194,336
Jazz Securities DAC 4.375%, 01/15/2029(a)		1,078	1,066,509
Legacy LifePoint Health LLC 4.375%, 02/15/2027(a)		2,195	2,151,890
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.50%, 04/15/2025(a) (j) (m)		548	292,605
5.625%, 10/15/2023(a) (j) (m)		107	56,897
Mozart Debt Merger Sub, Inc. 3.875%, 04/01/2029(a)		1,420	1,368,099
5.25%, 10/01/2029(a)		2,874	2,794,965
Option Care Health, Inc. 4.375%, 10/31/2029(a)		2,912	2,829,124
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.125%, 04/30/2031(a)		1,327	1,326,536
Post Holdings, Inc. 5.50%, 12/15/2029(a)		2,625	2,696,164
Radiology Partners, Inc. 9.25%, 02/01/2028(a)		3,294	3,279,111
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(a)		4,840	5,100,198
Sunshine Mid BV 6.50%, 05/15/2026(a)	EUR	2,077	2,380,424
Triton Water Holdings, Inc. 6.25%, 04/01/2029(a)	U.S.$	1,264	1,185,480
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		1,383	1,389,140
US Foods, Inc. 4.75%, 02/15/2029(a)		3,990	3,925,123
Vizient, Inc. 6.25%, 05/15/2027(a)		561	577,572

			39,678,112

Energy – 2.0%
Athabasca Oil Corp. 9.75%, 11/01/2026(a)		3,771	3,785,368
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(a)		2,125	2,223,366
Callon Petroleum Co. 8.00%, 08/01/2028(a) (c)		3,229	3,288,381
Citgo Holding, Inc. 9.25%, 08/01/2024(a)		737	737,737
CITGO Petroleum Corp. 7.00%, 06/15/2025(a)		2,880	2,901,197
Civitas Resources, Inc. 5.00%, 10/15/2026(a)		2,069	2,062,979
7.50%, 04/30/2026		55	54,886

	Principal Amount (000)		U.S. $ Value

CNX Resources Corp. 6.00%, 01/15/2029(a)	U.S.$	1,514	$1,561,328
Comstock Resources, Inc. 5.875%, 01/15/2030(a)		2,769	2,753,881
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 06/15/2031(a)		2,098	2,092,860
Crescent Energy Finance LLC 7.25%, 05/01/2026(a)		2,362	2,432,718
Diamond Foreign Asset Co./Diamond Finance LLC 13.00% (9.00% Cash or 13.00 % PIK), 04/22/2027(a) (k)		87	86,885
13.00% (9.00% Cash or 13.00 % PIK), 04/22/2027(k)		76	76,332
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(a)		1,100	1,112,540
EnLink Midstream LLC 5.625%, 01/15/2028(a)		4,206	4,317,123
EnLink Midstream Partners LP 4.40%, 04/01/2024		235	236,596
Genesis Energy LP/Genesis Energy Finance Corp. 6.25%, 05/15/2026		1,149	1,109,026
6.50%, 10/01/2025		179	175,474
7.75%, 02/01/2028		4,346	4,280,984
8.00%, 01/15/2027		1,356	1,366,102
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		1,924	1,985,376
Gulfport Energy Corp. 6.00%, 10/15/2024(j)		438	13,578
6.375%, 05/15/2025-01/15/2026(j)		2,545	78,895
6.625%, 05/01/2023(j)		236	7,316
8.00%, 05/17/2026		42	45,041
8.00%, 05/17/2026(a)		943	1,012,737
Harbour Energy PLC 5.50%, 10/15/2026(a)		2,591	2,574,184
Hess Midstream Operations LP 4.25%, 02/15/2030(a)		636	615,667
5.625%, 02/15/2026(a)		2,656	2,709,200
Ithaca Energy North Sea PLC 9.00%, 07/15/2026(a)		2,194	2,262,168
ITT Holdings LLC 6.50%, 08/01/2029(a)		3,258	3,126,377
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		1,294	1,238,914
7.50%, 01/15/2028(a)		1,372	1,291,779
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		2,305	2,358,130
New Fortress Energy, Inc. 6.75%, 09/15/2025(a)		3,422	3,240,531

	Principal Amount (000)		U.S. $ Value

NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)	U.S.$	6,150	$6,254,734
Occidental Petroleum Corp. 3.20%, 08/15/2026		771	760,306
5.875%, 09/01/2025		38	40,604
8.00%, 07/15/2025		1,755	1,993,820
8.50%, 07/15/2027		891	1,070,982
8.875%, 07/15/2030		891	1,155,948
PBF Holding Co. LLC/PBF Finance Corp. 9.25%, 05/15/2025(a)		2,420	2,366,833
Renewable Energy Group, Inc. 5.875%, 06/01/2028(a)		550	552,008
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026(a)		1,560	1,598,126
Sunnova Energy Corp. 5.875%, 09/01/2026(a)		1,566	1,509,452
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032(a)		3,769	3,751,700
6.50%, 07/15/2027		775	822,322
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)		400	404,123
Transocean, Inc. 7.50%, 01/15/2026(a)		1,061	809,967
8.00%, 02/01/2027(a)		2,513	1,896,008
Vantage Drilling International 7.125%, 04/01/2023(g) (h) (j)		3,068	0
Venture Global Calcasieu Pass LLC 4.125%, 08/15/2031(a)		242	243,805

			84,446,394

Other Industrial – 0.0%
KAR Auction Services, Inc. 5.125%, 06/01/2025(a)		75	75,023
Ritchie Bros Holdings, Inc. 4.75%, 12/15/2031(a)		964	970,440

			1,045,463

Services – 1.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(a)		1,258	1,195,100
9.75%, 07/15/2027(a)		1,513	1,603,281
ANGI Group LLC 3.875%, 08/15/2028(a)		458	419,835
APX Group, Inc. 5.75%, 07/15/2029(a)		5,817	5,452,739
6.75%, 02/15/2027(a)		3,506	3,599,715
Cars.com, Inc. 6.375%, 11/01/2028(a)		2,427	2,525,172

	Principal Amount (000)		U.S. $ Value

Garda World Security Corp. 9.50%, 11/01/2027(a)	U.S.$	3,358	$3,542,724
ION Trading Technologies SARL 5.75%, 05/15/2028(a)		1,784	1,799,128
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		3,319	3,294,804
MoneyGram International, Inc. 5.375%, 08/01/2026(a)		1,284	1,327,078
Monitronics International, Inc. 9.125%, 04/01/2020(g) (h) (i) (j)		1,835	0
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(a)		1,698	1,630,216
5.75%, 11/01/2028(a) (c)		4,123	3,711,195
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 01/15/2028(a)		473	472,390
TripAdvisor, Inc. 7.00%, 07/15/2025(a)		1,231	1,289,042
Verscend Escrow Corp. 9.75%, 08/15/2026(a)		4,000	4,202,760
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(a)		1,169	1,182,853
ZipRecruiter, Inc. 5.00%, 01/15/2030(a)		3,951	3,912,399

			41,160,431

Technology – 0.5%
Austin BidCo, Inc. 7.125%, 12/15/2028(a)		947	963,696
Avaya, Inc. 6.125%, 09/15/2028(a)		3,860	3,947,468
Cablevision Lightpath LLC 5.625%, 09/15/2028(a)		1,847	1,764,384
CommScope, Inc. 4.75%, 09/01/2029(a)		2,381	2,280,236
8.25%, 03/01/2027(a)		1,061	1,037,584
NCR Corp. 5.125%, 04/15/2029(a)		2,517	2,512,192
5.75%, 09/01/2027(a)		473	482,309
6.125%, 09/01/2029(a)		366	383,919
Presidio Holdings, Inc. 4.875%, 02/01/2027(a)		165	168,404
8.25%, 02/01/2028(a)		1,836	1,942,249
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)		6,350	6,472,174
Xerox Corp. 4.375%, 03/15/2023		27	27,379

			21,981,994

	Principal Amount (000)		U.S. $ Value

Transportation - Airlines – 0.1%
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)	U.S.$	2,387	$2,439,892
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		366	396,622

			2,836,514

Transportation - Services – 0.2%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.125%, 10/15/2026(a)		2,342	2,337,082
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)	EUR	264	283,929
BCP V Modular Services Finance PLC 6.75%, 11/30/2029(a)		2,585	2,697,404
EC Finance PLC 3.00%, 10/15/2026(a)		869	985,592
PROG Holdings, Inc. 6.00%, 11/15/2029(a)	U.S.$	4,134	4,052,602

			10,356,609

			445,456,217

Financial Institutions – 2.1%
Banking – 0.8%
Alliance Data Systems Corp. 4.75%, 12/15/2024(a)		4,513	4,569,864
7.00%, 01/15/2026(a)		824	860,792
Ally Financial, Inc. Series B 4.70%, 05/15/2026(e)		5,227	5,233,220
Banco Bilbao Vizcaya Argentaria SA Series 9 6.50%, 03/05/2025(e)		1,800	1,869,948
CaixaBank SA 5.875%, 10/09/2027(a) (e)	EUR	2,400	2,975,589
Credit Suisse Group AG 6.25%, 12/18/2024(a) (e)	U.S.$	640	671,373
6.375%, 08/21/2026(a) (e)		3,961	4,136,829
7.50%, 07/17/2023-12/11/2023(a) (e)		7,239	7,586,570
Discover Financial Services Series D 6.125%, 06/23/2025(e)		2,197	2,368,849
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		999	1,040,099
Societe Generale SA 8.00%, 09/29/2025(a) (e)		2,015	2,280,194

			33,593,327

	Principal Amount (000)		U.S. $ Value

Brokerage – 0.2%
Advisor Group Holdings, Inc. 10.75%, 08/01/2027(a)	U.S.$	4,330	$4,770,794
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029(a)		2,282	2,236,793
NFP Corp. 6.875%, 08/15/2028(a)		2,285	2,174,292

			9,181,879

Finance – 0.3%
Aircastle Ltd. 5.25%, 06/15/2026(a) (e)		2,825	2,836,385
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)		3,299	3,221,012
Curo Group Holdings Corp. 7.50%, 08/01/2028(a)		3,057	2,875,414
Enova International, Inc. 8.50%, 09/01/2024(a)		3,418	3,450,437
goeasy Ltd. 5.375%, 12/01/2024(a)		1,062	1,086,447
Lincoln Financing SARL 3.625%, 04/01/2024(a)	EUR	759	857,542

			14,327,237

Insurance – 0.3%
Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025(a)	U.S.$	4,241	4,231,585
10.125%, 08/01/2026(a)		831	904,253
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027(a)		2,948	2,916,103
Ardonagh Midco 2 PLC 11.50% (11.50% Cash or 12.75% PIK), 01/15/2027(a) (k)		2,682	2,886,536
AssuredPartners, Inc. 5.625%, 01/15/2029(a)		3,179	2,953,450

			13,891,927

Other Finance – 0.4%
Altice France Holding SA 10.50%, 05/15/2027(a)		3,024	3,209,099
Intrum AB 3.00%, 09/15/2027(a)	EUR	1,490	1,605,694
3.50%, 07/15/2026(a)		1,040	1,158,153
Nordic Aviation Capital 5.04%, 02/27/2024(g)	U.S.$	12,727	9,354,596

			15,327,542

REITs – 0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)		1,820	1,723,540

	Principal Amount (000)		U.S. $ Value

5.75%, 05/15/2026(a)	U.S.$	290	$290,000
Diversified Healthcare Trust 9.75%, 06/15/2025		1,389	1,476,229
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 4.625%, 06/15/2025(a)		628	660,505
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.875%, 05/15/2029(a)		1,270	1,256,907

			5,407,181

			91,729,093

Utility – 0.3%
Electric – 0.3%
NRG Energy, Inc. 6.625%, 01/15/2027		23	23,764
Talen Energy Supply LLC 6.50%, 06/01/2025		1,092	471,635
7.25%, 05/15/2027(a)		850	762,739
10.50%, 01/15/2026(a)		6,486	3,014,693
Vistra Corp. 7.00%, 12/15/2026(a) (e)		3,399	3,393,595
8.00%, 10/15/2026(a) (e)		4,113	4,270,528

			11,936,954

Other Utility – 0.0%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(a)		1,727	1,785,476

			13,722,430

Total Corporates - Non-Investment Grade (cost $563,257,139)			550,907,740

MORTGAGE PASS-THROUGHS – 7.4%
Agency Fixed Rate 30-Year – 7.4%
Federal Home Loan Mortgage Corp. Series 2020 2.50%, 08/01/2050-09/01/2050		98,500	98,923,626
4.50%, 02/01/2050		4,405	4,797,818
Federal National Mortgage Association Series 1998 8.00%, 06/01/2028		3	2,785
Series 1999 7.50%, 11/01/2029		7	7,440
Series 2020 4.50%, 02/01/2050		7,961	8,623,995
Government National Mortgage Association Series 2022 2.50%, 02/01/2052, TBA		78,250	78,763,516

	Principal Amount (000)		U.S. $ Value

Uniform Mortgage-Backed Security Series 2022 3.00%, 02/01/2052, TBA	U.S.$	110,847	$113,288,776
3.50%, 02/01/2052, TBA		13,429	13,996,360

Total Mortgage Pass-Throughs (cost $325,475,421)			318,404,316

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.6%
Risk Share Floating Rate – 5.0%
Bellemeade Re Ltd. Series 2018-3A, Class M1B 1.958% (LIBOR 1 Month + 1.85%), 10/25/2028(a) (f)		944	944,098
Series 2019-1A, Class M2 2.808% (LIBOR 1 Month + 2.70%), 03/25/2029(a) (f)		1,340	1,340,438
Series 2019-2A, Class M1C 2.108% (LIBOR 1 Month + 2.00%), 04/25/2029(a) (f)		9,029	9,029,132
Series 2019-3A, Class M1C 2.058% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (f)		15,567	15,641,171
Eagle RE Ltd. Series 2018-1, Class M1 1.808% (LIBOR 1 Month + 1.70%), 11/25/2028(a) (f)		513	513,163
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 4.358% (LIBOR 1 Month + 4.25%), 11/25/2023(f)		1,577	1,627,811
Series 2014-DN3, Class M3 4.108% (LIBOR 1 Month + 4.00%), 08/25/2024(f)		957	973,789
Series 2014-HQ2, Class M3 3.858% (LIBOR 1 Month + 3.75%), 09/25/2024(f)		509	524,719
Series 2015-DN1, Class B 11.608% (LIBOR 1 Month + 11.50%), 01/25/2025(f)		1,867	1,895,637
Series 2015-DNA2, Class B 7.658% (LIBOR 1 Month + 7.55%), 12/25/2027(f)		1,483	1,555,468
Series 2015-DNA3, Class B 9.458% (LIBOR 1 Month + 9.35%), 04/25/2028(f)		2,464	2,700,395
Series 2015-HQA1, Class B 8.908% (LIBOR 1 Month + 8.80%), 03/25/2028(f)		1,571	1,653,626
Series 2016-DNA1, Class B 10.108% (LIBOR 1 Month + 10.00%), 07/25/2028(f)		2,221	2,460,857
Series 2016-DNA2, Class M3 4.758% (LIBOR 1 Month + 4.65%), 10/25/2028(f)		3,365	3,490,721

	Principal Amount (000)		U.S. $ Value

Series 2016-DNA4, Class M3 3.908% (LIBOR 1 Month + 3.80%), 03/25/2029(f)	U.S.$	3,762	$3,890,197
Series 2016-HQA2, Class M3 5.258% (LIBOR 1 Month + 5.15%), 11/25/2028(f)		5,152	5,332,422
Series 2017-DNA1, Class M2 3.358% (LIBOR 1 Month + 3.25%), 07/25/2029(f)		2,050	2,094,200
Series 2017-DNA2, Class B1 5.258% (LIBOR 1 Month + 5.15%), 10/25/2029(f)		5,178	5,657,883
Series 2017-DNA2, Class M2 3.558% (LIBOR 1 Month + 3.45%), 10/25/2029(f)		1,165	1,201,602
Series 2017-DNA3, Class B1 4.558% (LIBOR 1 Month + 4.45%), 03/25/2030(f)		4,550	4,888,762
Series 2017-HQA3, Class B1 4.558% (LIBOR 1 Month + 4.45%), 04/25/2030(f)		9,090	9,532,502
Series 2018-DNA2, Class B1 3.808% (LIBOR 1 Month + 3.70%), 12/25/2030(a) (f)		7,000	7,262,110
Series 2018-HQA1, Class B1 4.458% (LIBOR 1 Month + 4.35%), 09/25/2030(f)		4,520	4,849,448
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C01, Class M2 4.508% (LIBOR 1 Month + 4.40%), 01/25/2024(f)		2,174	2,262,318
Series 2014-C04, Class 1M2 5.008% (LIBOR 1 Month + 4.90%), 11/25/2024(f)		2,949	3,074,215
Series 2014-C04, Class 2M2 5.108% (LIBOR 1 Month + 5.00%), 11/25/2024(f)		221	223,914
Series 2015-C02, Class 2M2 4.108% (LIBOR 1 Month + 4.00%), 05/25/2025(f)		39	38,832
Series 2015-C03, Class 1M2 5.108% (LIBOR 1 Month + 5.00%), 07/25/2025(f)		1,194	1,232,870
Series 2015-C03, Class 2M2 5.108% (LIBOR 1 Month + 5.00%), 07/25/2025(f)		51	50,904
Series 2015-C04, Class 1M2 5.808% (LIBOR 1 Month + 5.70%), 04/25/2028(f)		3,096	3,260,787
Series 2015-C04, Class 2M2 5.658% (LIBOR 1 Month + 5.55%), 04/25/2028(f)		1,601	1,668,719

	Principal Amount (000)		U.S. $ Value

Series 2016-C01, Class 1M2 6.858% (LIBOR 1 Month + 6.75%), 08/25/2028(f)	U.S.$	1,643	$1,721,357
Series 2016-C01, Class 2M2 7.058% (LIBOR 1 Month + 6.95%), 08/25/2028(f)		724	761,972
Series 2016-C02, Class 1M2 6.108% (LIBOR 1 Month + 6.00%), 09/25/2028(f)		3,731	3,839,309
Series 2016-C05, Class 2B 10.853% (LIBOR 1 Month + 10.75%), 01/25/2029(f)		2,741	2,971,131
Series 2016-C05, Class 2M2 4.558% (LIBOR 1 Month + 4.45%), 01/25/2029(f)		3,585	3,712,800
Series 2016-C07, Class 2B 9.608% (LIBOR 1 Month + 9.50%), 05/25/2029(f)		1,188	1,281,879
Series 2016-C07, Class 2M2 4.458% (LIBOR 1 Month + 4.35%), 05/25/2029(f)		469	486,335
Series 2017-C01, Class 1B1 5.858% (LIBOR 1 Month + 5.75%), 07/25/2029(f)		11,579	13,084,153
Series 2017-C02, Class 2B1 5.608% (LIBOR 1 Month + 5.50%), 09/25/2029(f)		4,031	4,514,992
Series 2017-C03, Class 1B1 4.958% (LIBOR 1 Month + 4.85%), 10/25/2029(f)		7,080	7,700,085
Series 2017-C05, Class 1B1 3.708% (LIBOR 1 Month + 3.60%), 01/25/2030(f)		7,280	7,607,157
Series 2017-C07, Class 2B1 4.558% (LIBOR 1 Month + 4.45%), 05/25/2030(f)		4,276	4,463,257
Series 2018-C01, Class 1B1 3.658% (LIBOR 1 Month + 3.55%), 07/25/2030(f)		8,575	8,864,501
Series 2018-C03, Class 1B1 3.858% (LIBOR 1 Month + 3.75%), 10/25/2030(f)		7,250	7,548,987
Series 2018-C05, Class 1B1 4.358% (LIBOR 1 Month + 4.25%), 01/25/2031(f)		6,873	7,244,628
Home Re Ltd. Series 2019-1, Class B1 4.458% (LIBOR 1 Month + 4.35%), 05/25/2029(f) (l)		2,000	2,004,973
Series 2020-1, Class M2 5.358% (LIBOR 1 Month + 5.25%), 10/25/2030(a) (f)		4,734	4,876,733

	Principal Amount (000)		U.S. $ Value

JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.358% (LIBOR 1 Month + 4.25%), 11/25/2024(f) (l)	U.S.$	442	$433,328
Series 2015-CH1, Class M2 5.608% (LIBOR 1 Month + 5.50%), 10/25/2025(f) (l)		796	803,157
Mortgage Insurance-Linked Notes Series 2019-1, Class M2 3.008% (LIBOR 1 Month + 2.90%), 11/26/2029(a) (f)		5,711	5,716,575
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.108% (LIBOR 1 Month + 2.00%), 03/27/2024(a) (f)		1,154	1,153,968
Series 2019-2R, Class A 2.858% (LIBOR 1 Month + 2.75%), 05/27/2023(a) (f)		1,726	1,714,997
Series 2019-3R, Class A 2.808% (LIBOR 1 Month + 2.70%), 10/27/2022(a) (f)		541	541,638
Series 2020-1R, Class A 2.458% (LIBOR 1 Month + 2.35%), 02/27/2023(f) (l)		2,597	2,600,133
Radnor Re Ltd. Series 2018-1, Class M2 2.808% (LIBOR 1 Month + 2.70%), 03/25/2028(a) (f)		721	720,786
Series 2019-1, Class M1B 2.058% (LIBOR 1 Month + 1.95%), 02/25/2029(a) (f)		2,673	2,686,372
Series 2019-1, Class M2 3.308% (LIBOR 1 Month + 3.20%), 02/25/2029(a) (f)		6,106	6,136,846
Triangle Re Ltd. Series 2021-3, Class M1A 1.95% (SOFR + 1.90%), 02/25/2034(a) (f)		8,174	8,169,522
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.358% (LIBOR 1 Month + 5.25%), 11/25/2025(f) (l)		280	270,303

			214,504,584

Agency Floating Rate – 0.5%
Federal Home Loan Mortgage Corp. REMICs Series 3119, Class PI 7.094% (7.20% - LIBOR 1 Month), 02/15/2036(f) (n)		1,094	253,722
Series 3856, Class KS 6.444% (6.55% - LIBOR 1 Month), 05/15/2041(f) (n)		6,474	1,150,935
Series 4248, Class SL 5.944% (6.05% - LIBOR 1 Month), 05/15/2041(f) (n)		605	89,291

	Principal Amount (000)		U.S. $ Value

Series 4372, Class JS 5.994% (6.10% - LIBOR 1 Month), 08/15/2044(f) (n)	U.S.$	3,234	$550,788
Series 4570, Class ST 5.894% (6.00% - LIBOR 1 Month), 04/15/2046(f) (n)		1,479	269,268
Series 4735, Class SA 6.094% (6.20% - LIBOR 1 Month), 12/15/2047(f) (n)		7,402	1,403,278
Series 4763, Class SB 6.894% (7.00% - LIBOR 1 Month), 03/15/2048(f) (n)		10,604	2,114,864
Series 4774, Class BS 6.094% (6.20% - LIBOR 1 Month), 02/15/2048(f) (n)		5,386	909,680
Series 4774, Class SL 6.094% (6.20% - LIBOR 1 Month), 04/15/2048(f) (n)		7,185	1,239,165
Series 4927, Class SJ 5.942% (6.05% - LIBOR 1 Month), 11/25/2049(f) (n)		2,923	596,699
Federal National Mortgage Association REMICs Series 2013-4, Class ST 6.042% (6.15% - LIBOR 1 Month), 02/25/2043(f) (n)		2,115	393,544
Series 2014-88, Class BS 6.042% (6.15% - LIBOR 1 Month), 01/25/2045(f) (n)		1,747	309,999
Series 2015-90, Class SA 6.042% (6.15% - LIBOR 1 Month), 12/25/2045(f) (n)		15,855	3,576,354
Series 2016-69, Class DS 5.992% (6.10% - LIBOR 1 Month), 10/25/2046(f) (n)		23,921	3,552,931
Series 2017-49, Class SP 6.042% (6.15% - LIBOR 1 Month), 07/25/2047(f) (n)		2,155	385,882
Series 2018-32, Class SB 6.092% (6.20% - LIBOR 1 Month), 05/25/2048(f) (n)		4,103	742,333
Series 2018-45, Class SL 6.092% (6.20% - LIBOR 1 Month), 06/25/2048(f) (n)		2,932	687,793
Series 2018-57, Class SL 6.092% (6.20% - LIBOR 1 Month), 08/25/2048(f) (n)		8,849	1,615,271
Series 2018-58, Class SA 6.092% (6.20% - LIBOR 1 Month), 08/25/2048(f) (n)		3,795	680,728
Series 2018-59, Class HS 6.092% (6.20% - LIBOR 1 Month), 08/25/2048(f) (n)		9,709	1,733,883

	Principal Amount (000)		U.S. $ Value

Series 2019-25, Class SA 5.942% (6.05% - LIBOR 1 Month), 06/25/2049(f) (n)	U.S.$	3,818	$722,097
Series 2019-60, Class SJ 5.942% (6.05% - LIBOR 1 Month), 10/25/2049(f) (n)		3,424	605,032

			23,583,537

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		941	696,543
CHL Mortgage Pass-Through Trust Series 2007-3, Class A30 5.75%, 04/25/2037		484	315,170
Series 2007-HY4, Class 1A1 2.929%, 09/25/2047		178	170,159
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 3.149%, 03/25/2037		103	102,577
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		338	196,174
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 2.665%, 12/28/2037		662	661,000

			2,141,623

Non-Agency Floating Rate – 0.0%
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 0.358% (LIBOR 1 Month + 0.25%), 04/25/2037(f)		353	89,255
Lehman XS Trust Series 2007-10H, Class 2AIO 6.898% (7.00% - LIBOR 1 Month), 07/25/2037(f) (n)		251	40,725

			129,980

Agency Fixed Rate – 0.0%
Federal National Mortgage Association REMICs Series 2013-87, Class KI 3.00%, 12/25/2037(o)		906	12,553
Series 2016-26, Class IO 5.00%, 05/25/2046(o)		438	73,418

			85,971

Total Collateralized Mortgage Obligations (cost $236,278,083)			240,445,695

EMERGING MARKETS - SOVEREIGNS – 4.0%
Angola – 0.5%
Angolan Government International Bond 8.00%, 11/26/2029(a)		6,780	6,713,471

	Principal Amount (000)		U.S. $ Value

8.25%, 05/09/2028(a)	U.S.$	460	$461,524
9.125%, 11/26/2049(a)		11,122	10,585,363
9.50%, 11/12/2025(a)		4,256	4,646,488

			22,406,846

Bahrain – 0.3%
Bahrain Government International Bond 5.45%, 09/16/2032(a)		7,434	7,015,838
7.00%, 10/12/2028(a)		2,107	2,241,321
CBB International Sukuk Programme Co. WLL 6.25%, 11/14/2024(a)		2,362	2,515,235

			11,772,394

Costa Rica – 0.2%
Costa Rica Government International Bond 6.125%, 02/19/2031(a)		4,214	4,117,341
7.158%, 03/12/2045(a)		3,804	3,569,341

			7,686,682

Dominican Republic – 0.3%
Dominican Republic International Bond 4.50%, 01/30/2030(a)		9,442	9,254,931
4.875%, 09/23/2032(a)		3,361	3,297,561
6.40%, 06/05/2049(a)		2,287	2,284,570

			14,837,062

Ecuador – 0.3%
Ecuador Government International Bond Zero Coupon, 07/31/2030(a)		626	365,818
0.50%, 07/31/2040(a)		1,114	680,641
1.00%, 07/31/2035(a)		13,152	9,208,669
5.00%, 07/31/2030(a)		2,144	1,867,336

			12,122,464

Egypt – 0.6%
Egypt Government International Bond 5.75%, 05/29/2024(a)		6,333	6,459,660
6.20%, 03/01/2024(a)		4,724	4,877,530
6.588%, 02/21/2028(a)		1,000	942,500
7.053%, 01/15/2032(a)		2,597	2,275,621
7.50%, 01/31/2027(a)		6,064	6,109,480
7.625%, 05/29/2032(a)		5,226	4,690,335

			25,355,126

El Salvador – 0.1%
El Salvador Government International Bond 7.125%, 01/20/2050(a)		470	243,901
7.625%, 02/01/2041(a)		158	83,720

	Principal Amount (000)		U.S. $ Value

8.625%, 02/28/2029(a)	U.S.$	7,640	$4,399,207

			4,726,828

Ghana – 0.4%
Ghana Government International Bond 6.375%, 02/11/2027(a)		13,133	10,473,567
7.75%, 04/07/2029(a)		2,161	1,690,982
7.875%, 03/26/2027(a)		2,415	1,992,375
8.625%, 04/07/2034(a)		1,769	1,340,018
8.627%, 06/16/2049(a)		238	176,715
8.95%, 03/26/2051(a)		1,313	978,185
10.75%, 10/14/2030(a)		693	734,580

			17,386,422

Honduras – 0.0%
Honduras Government International Bond 6.25%, 01/19/2027(a)		1,555	1,551,404

Ivory Coast – 0.1%
Ivory Coast Government International Bond 4.875%, 01/30/2032(a)	EUR	1,195	1,260,126
6.125%, 06/15/2033(a)	U.S.$	1,654	1,692,559
6.375%, 03/03/2028(a)		1,377	1,468,054

			4,420,739

Kenya – 0.1%
Republic of Kenya Government International Bond 6.875%, 06/24/2024(a)		620	655,650
7.00%, 05/22/2027(a)		1,680	1,724,100

			2,379,750

Lebanon – 0.0%
Lebanon Government International Bond 6.60%, 11/27/2026(a) (j) (m)		1,284	133,215
6.65%, 04/22/2024(a) (j) (m)		507	52,601
6.85%, 03/23/2027(a) (j) (m)		1,053	109,249

			295,065

Nigeria – 0.4%
Nigeria Government International Bond 6.125%, 09/28/2028(a)		5,399	5,177,304
7.625%, 11/21/2025-11/28/2047(a)		11,691	12,018,865
7.696%, 02/23/2038(a)		1,729	1,556,100
7.875%, 02/16/2032(a)		426	413,220

			19,165,489

Oman – 0.1%
Oman Government International Bond 4.875%, 02/01/2025(a)		3,371	3,467,916

	Principal Amount (000)		U.S. $ Value

Pakistan – 0.1%
Pakistan Government International Bond 6.00%, 04/08/2026(a)	U.S.$	2,282	$2,196,676
6.875%, 12/05/2027(a)		245	237,389
7.375%, 04/08/2031(a)		3,816	3,568,380

			6,002,445

Senegal – 0.3%
Senegal Government International Bond 6.25%, 05/23/2033(a)		5,158	5,170,895
6.75%, 03/13/2048(a)		6,453	6,002,500

			11,173,395

South Africa – 0.0%
Republic of South Africa Government International Bond 4.30%, 10/12/2028		425	424,947

Sri Lanka – 0.0%
Sri Lanka Government International Bond 6.20%, 05/11/2027(a)		285	139,169

Ukraine – 0.2%
Ukraine Government International Bond 7.253%, 03/15/2033(a)		4,689	3,938,760
7.375%, 09/25/2032(a)		3,586	3,026,584

			6,965,344

Total Emerging Markets - Sovereigns (cost $182,956,143)			172,279,487

COLLATERALIZED LOAN OBLIGATIONS – 3.5%
CLO - Floating Rate – 3.5%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 2.241% (LIBOR 3 Month + 2.00%), 04/17/2033(a) (f)		9,437	9,439,804
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class DR 3.404% (LIBOR 3 Month + 3.15%), 01/20/2032(a) (f)		1,935	1,938,148
Series 2021-1A, Class D 3.304% (LIBOR 3 Month + 3.05%), 07/20/2034(a) (f)		2,750	2,720,792
Ballyrock CLO 15 Ltd. Series 2021-1A, Class C 3.341% (LIBOR 3 Month + 3.10%), 04/15/2034(a) (f)		2,750	2,721,617
Black Diamond CLO Ltd. Series 2016-1A, Class A2AR 2.017% (LIBOR 3 Month + 1.75%), 04/26/2031(a) (f)		5,300	5,272,732

	Principal Amount (000)		U.S. $ Value

BlueMountain Fuji US CLO Ltd. Series 2017-2A, Class D 6.404% (LIBOR 3 Month + 6.15%), 10/20/2030(a) (f)	U.S.$	3,300	$3,217,853
CBAM Ltd. Series 2018-7A, Class B1 1.854% (LIBOR 3 Month + 1.60%), 07/20/2031(a) (f)		1,996	1,992,822
CIFC Funding Ltd. Series 2020-4A, Class D 3.641% (LIBOR 3 Month + 3.40%), 01/15/2034(a) (f)		300	300,826
Crown Point CLO 11 Ltd. Series 2021-11A, Class D 3.846% (LIBOR 3 Month + 3.60%), 01/17/2034(a) (f)		2,000	2,010,352
Dryden 49 Senior Loan Fund Series 2017-49A, Class E 6.541% (LIBOR 3 Month + 6.30%), 07/18/2030(a) (f)		605	602,242
Dryden CLO Ltd. Series 2020-78A, Class C 2.191% (LIBOR 3 Month + 1.95%), 04/17/2033(a) (f)		1,480	1,480,909
Series 2020-78A, Class D 3.241% (LIBOR 3 Month + 3.00%), 04/17/2033(a) (f)		6,824	6,816,477
Elevation CLO Ltd. Series 2020-11A, Class D1 4.091% (LIBOR 3 Month + 3.85%), 04/15/2033(a) (f)		4,490	4,493,246
Elmwood CLO VII Ltd. Series 2020-4A, Class D 3.841% (LIBOR 3 Month + 3.60%), 01/17/2034(a) (f)		4,200	4,220,370
Elmwood CLO VIII Ltd. Series 2021-1A, Class D1 3.254% (LIBOR 3 Month + 3.00%), 01/20/2034(a) (f)		1,000	991,947
Elmwood CLO XII Ltd. Series 2021-5A, Class D 3.171% (LIBOR 3 Month + 3.05%), 01/20/2035(a) (f)		4,850	4,851,217
Generate CLO 7 Ltd. Series 7A, Class A1 1.629% (LIBOR 3 Month + 1.37%), 01/22/2033(a) (f)		4,400	4,405,821
GoldenTree Loan Opportunities IX Ltd. Series 2014-9A, Class DR2 3.129% (LIBOR 3 Month + 3.00%), 10/29/2029(a) (f)		2,815	2,807,802
Greywolf CLO VI Ltd. Series 2018-1A, Class A2 1.897% (LIBOR 3 Month + 1.63%), 04/26/2031(a) (f)		5,300	5,290,683

	Principal Amount (000)		U.S. $ Value

Halcyon Loan Advisors Funding Ltd. Series 2018-1A, Class A2 2.054% (LIBOR 3 Month + 1.80%), 07/21/2031(a) (f)	U.S.$	1,826	$1,825,861
Series 2018-1A, Class C 3.454% (LIBOR 3 Month + 3.20%), 07/21/2031(a) (f)		2,000	1,940,058
Kayne CLO 7 Ltd. Series 2020-7A, Class A1 1.441% (LIBOR 3 Month + 1.20%), 04/17/2033(a) (f)		2,663	2,665,098
Madison Park Funding LI Ltd. Series 2021-51A, Class D 3.298% (LIBOR 3 Month + 3.05%), 07/19/2034(a) (f)		3,650	3,622,271
Magnetite XXV Ltd. Series 2020-25A, Class D 3.558% (LIBOR 3 Month + 3.30%), 01/25/2032(a) (f)		3,000	3,002,694
Marble Point CLO XI Ltd. Series 2017-2A, Class A 1.421% (LIBOR 3 Month + 1.18%), 12/18/2030(a) (f)		2,400	2,400,172
Northwoods Capital Ltd. Series 2018-12BA, Class B 2.053% (LIBOR 3 Month + 1.85%), 06/15/2031(a) (f)		1,350	1,344,886
OCP CLO Ltd. Series 2021-21A, Class D 3.204% (LIBOR 3 Month + 2.95%), 07/20/2034(a) (f)		4,750	4,684,673
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 3.359% (LIBOR 3 Month + 3.10%), 01/24/2033(a) (f)		6,571	6,572,748
OZLM Ltd. Series 2014-7RA, Class CR 3.241% (LIBOR 3 Month + 3.00%), 07/17/2029(a) (f)		1,000	987,062
Series 2018-18A, Class B 1.789% (LIBOR 3 Month + 1.55%), 04/15/2031(a) (f)		5,450	5,436,707
Palmer Square CLO Ltd. Series 2021-3A, Class D 3.183% (LIBOR 3 Month + 2.95%), 01/15/2035(a) (f)		2,400	2,392,219
Regatta XX Funding Ltd. Series 2021-2A, Class D 3.341% (LIBOR 3 Month + 3.10%), 10/15/2034(a) (f)		3,500	3,499,969
Regatta XXIV Funding Ltd. Series 2021-5A, Class D 3.189% (LIBOR 3 Month + 3.10%), 01/20/2035(a) (f)		7,500	7,470,518

	Principal Amount (000)		U.S. $ Value

Rockford Tower CLO Ltd. Series 2017-2A, Class DR 3.091% (LIBOR 3 Month + 2.85%), 10/15/2029(a) (f)	U.S.$	4,444	$4,428,122
Series 2017-3A, Class A 1.444% (LIBOR 3 Month + 1.19%), 10/20/2030(a) (f)		1,931	1,932,794
Series 2021-2A, Class D 3.504% (LIBOR 3 Month + 3.25%), 07/20/2034(a) (f)		950	950,401
Series 2021-3A, Class D 3.377% (LIBOR 3 Month + 3.25%), 10/20/2034(a) (f)		8,550	8,553,189
Sixth Street CLO XVII Ltd. Series 2021-17A, Class D 3.404% (LIBOR 3 Month + 3.15%), 01/20/2034(a) (f)		2,400	2,400,557
Sixth Street CLO XX Ltd. Series 2021-20A, Class D 3.182% (LIBOR 3 Month + 3.05%), 10/20/2034(a) (f)		3,250	3,224,536
Sound Point CLO XIX Ltd. Series 2018-1A, Class A 1.241% (LIBOR 3 Month + 1.00%), 04/15/2031(a) (f)		7,931	7,931,476
Venture CLO Ltd. Series 2017-27A, Class D 4.254% (LIBOR 3 Month + 4.00%), 07/20/2030(a) (f)		1,591	1,593,325
Voya CLO Ltd. Series 2019-1A, Class DR 3.091% (LIBOR 3 Month + 2.85%), 04/15/2031(a) (f)		4,595	4,462,490

Total Collateralized Loan Obligations (cost $148,986,913)			148,897,486

EMERGING MARKETS - CORPORATE BONDS – 3.1%
Industrial – 2.5%
Basic – 0.8%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)		2,058	2,032,275
7.45%, 11/15/2029(a)		2,459	2,511,881
CSN Inova Ventures 6.75%, 01/28/2028(a)		445	464,753
CSN Resources SA 4.625%, 06/10/2031(a)		4,293	4,053,665
7.625%, 04/17/2026(a)		1,967	2,048,508
Eldorado Gold Corp. 6.25%, 09/01/2029(a)		2,385	2,388,220
First Quantum Minerals Ltd. 6.875%, 10/15/2027(a)		2,310	2,454,375
7.25%, 04/01/2023(a)		1,207	1,216,807
7.50%, 04/01/2025(a)		410	419,225

	Principal Amount (000)			U.S. $ Value

Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(a)	U.S.$	4,123		$4,123,000
OCP SA 3.75%, 06/23/2031(a)		1,011		970,560
Sasol Financing USA LLC 5.875%, 03/27/2024		1,467		1,507,342
Stillwater Mining Co. 4.00%, 11/16/2026(a)		953		909,353
4.50%, 11/16/2029(a)		891		830,857
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(a)		4,716		4,895,208
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		2,552		2,449,601

				33,275,630

Capital Goods – 0.3%
Cemex SAB de CV 5.125%, 06/08/2026(a) (e)		2,796		2,800,222
Embraer Netherlands Finance BV 5.40%, 02/01/2027		4,430		4,532,444
6.95%, 01/17/2028(a)		2,058		2,225,212
IHS Holding Ltd. 5.625%, 11/29/2026(a)		1,243		1,252,323
6.25%, 11/29/2028(a)		410		414,428
Klabin Austria Gmbh 7.00%, 04/03/2049(a)		1,084		1,180,346
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(a)		5,578		33,470

				12,438,445

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		996		923,790

Communications - Telecommunications – 0.1%
C&W Senior Financing DAC 6.875%, 09/15/2027(a)		247		257,223
Digicel Group Holdings Ltd. 7.00%, 02/16/2022(e) (k) (l)		84		72,446
8.00%, 04/01/2025(a)		0	**	1
10.00% (8.00% Cash and 2.00% PIK), 04/01/2024(k)		6,051		6,054,808
Digicel International Finance Ltd./Digicel international Holdings Ltd. 8.75%, 05/25/2024(a)		339		347,509

				6,731,987

Consumer Cyclical - Other – 0.2%
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)		200		188,750
MGM China Holdings Ltd. 5.25%, 06/18/2025(a)		895		881,743

	Principal Amount (000)		U.S. $ Value

5.375%, 05/15/2024(a)	U.S.$	569	$566,795
5.875%, 05/15/2026(a)		598	597,925
Studio City Finance Ltd. 6.00%, 07/15/2025(a)		1,088	1,034,824
6.50%, 01/15/2028(a)		998	940,615
Wynn Macau Ltd. 5.50%, 01/15/2026(a)		2,168	2,034,234
5.625%, 08/26/2028(a)		1,919	1,731,898

			7,976,784

Consumer Non-Cyclical – 0.2%
BRF GmbH 4.35%, 09/29/2026(a)		941	939,412
BRF SA 4.875%, 01/24/2030(a)		4,401	4,326,183
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(a)		666	675,990
Natura Cosmeticos SA 4.125%, 05/03/2028(a)		2,828	2,745,776
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(g) (h) (j) (k) (l) (m)		871	87
Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(a)		609	579,235
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(g) (h) (i) (j) (l)		4,738	474
10.875%, 01/13/2020(g) (h) (i) (j) (l)		750	75
11.75%, 02/09/2022(g) (h) (j) (l) (m)		1,690	169

			9,267,401

Energy – 0.7%
Gran Tierra Energy, Inc. 7.75%, 05/23/2027(a)		1,998	1,836,921
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		1,306	1,351,710
Kosmos Energy Ltd. 7.50%, 03/01/2028(a)		1,388	1,325,540
Leviathan Bond Ltd. 5.75%, 06/30/2023(a)		4,992	5,109,936
6.125%, 06/30/2025(a)		1,763	1,846,834
Medco Oak Tree Pte Ltd. 7.375%, 05/14/2026(a)		1,031	1,047,754
Medco Platinum Road Pte Ltd. 6.75%, 01/30/2025(a)		3,831	3,846,085
MV24 Capital BV 6.748%, 06/01/2034(a)		1,618	1,617,088
Peru LNG Srl 5.375%, 03/22/2030(a)		4,293	3,691,980
Petrobras Global Finance BV 6.90%, 03/19/2049		7,273	7,411,187

	Principal Amount (000)		U.S. $ Value

SEPLAT Energy PLC 7.75%, 04/01/2026(a)	U.S.$	2,065	$2,067,581
SierraCol Energy Andina LLC 6.00%, 06/15/2028(a)		1,550	1,438,400

			32,591,016

Services – 0.1%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(a)		1,667	1,641,995
StoneCo Ltd. 3.95%, 06/16/2028(a)		736	618,148

			2,260,143

Technology – 0.0%
CA Magnum Holdings 5.375%, 10/31/2026(a)		1,397	1,424,521

Transportation - Services – 0.1%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(a)		2,230	2,166,445
JSW Infrastructure Ltd. 4.95%, 01/21/2029(a)		583	565,984

			2,732,429

			109,622,146

Financial Institutions – 0.4%
Banking – 0.1%
Banco Bradesco SA/Cayman Islands 4.375%, 03/18/2027(a)		2,230	2,267,018
Banco do Brasil SA/Cayman 4.875%, 01/11/2029(a)		1,272	1,287,900
Fidelity Bank PLC 10.50%, 10/16/2022(a)		575	588,584

			4,143,502

Insurance – 0.0%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. 7.625% (7.625% Cash or 8.375% PIK), 10/15/2025(a) (k)		1,938	2,007,093

Other Finance – 0.0%
OEC Finance Ltd. 4.375%, 10/25/2029(a) (k)		3,648	136,385
5.25%, 12/27/2033(a) (k)		1,174	47,989

			184,374

REITs – 0.3%
Agile Group Holdings Ltd. 5.50%, 05/17/2026(a)		1,000	410,000
6.05%, 10/13/2025(a)		250	105,000

	Principal Amount (000)		U.S. $ Value

Central China Real Estate Ltd. 7.25%, 04/24/2023-08/13/2024(a)	U.S.$	1,629	$840,870
7.50%, 07/14/2025(a)		403	197,470
7.75%, 05/24/2024(a)		222	111,000
7.90%, 11/07/2023(a)		204	108,120
China Aoyuan Group Ltd. 5.375%, 09/13/2022(a)		200	36,000
5.88%, 03/01/2027(a) (j) (m)		1,299	220,830
7.95%, 02/19/2023(a) (j) (m)		644	112,700
China SCE Group Holdings Ltd. 5.95%, 09/29/2024(a)		468	343,980
6.00%, 02/04/2026(a)		1,319	916,705
Kaisa Group Holdings Ltd. 9.375%, 06/30/2024(a)		480	129,600
9.95%, 07/23/2025(a)		1,280	341,040
11.65%, 06/01/2026(a)		200	52,850
KWG Group Holdings Ltd. 5.95%, 08/10/2025(a)		679	366,660
6.00%, 08/14/2026(a)		400	216,000
7.40%, 01/13/2027(a)		793	424,255
Logan Group Co., Ltd. 4.50%, 01/13/2028(a)		200	141,000
Powerlong Real Estate Holdings Ltd. 4.90%, 05/13/2026(a)		431	301,700
5.95%, 04/30/2025(a)		403	290,160
Ronshine China Holdings Ltd. 6.75%, 08/05/2024(a)		470	117,500
7.10%, 01/25/2025(a)		1,355	338,750
8.10%, 06/09/2023(a)		231	60,060
Seazen Group Ltd. 4.45%, 07/13/2025(a)		1,145	778,600
Shimao Group Holdings Ltd. 5.20%, 01/16/2027(a)		200	87,000
Sunac China Holdings Ltd. 5.95%, 04/26/2024(a)		588	343,980
6.50%, 01/10/2025-01/26/2026(a)		534	308,195
6.65%, 08/03/2024(a)		225	133,875
7.00%, 07/09/2025(a)		205	118,900
Times China Holdings Ltd. 5.55%, 06/04/2024(a)		234	114,660
5.75%, 01/14/2027(a)		887	399,150
6.20%, 03/22/2026(a)		380	178,600
6.60%, 03/02/2023(a)		200	105,000
6.75%, 07/08/2025(a)		434	208,320
Yango Justice International Ltd. 7.50%, 02/17/2025(a)		898	170,620
7.875%, 09/04/2024(a)		569	108,110
8.25%, 11/25/2023(a)		400	80,000
10.25%, 09/15/2022		215	43,000

	Principal Amount (000)		U.S. $ Value

Yuzhou Group Holdings Co., Ltd. 6.35%, 01/13/2027(a)	U.S.$	1,068	$229,620
7.375%, 01/13/2026(a)		428	92,020
7.70%, 02/20/2025(a)		200	43,000
7.85%, 08/12/2026(a)		250	53,719
8.375%, 10/30/2024(a)		308	67,760
Zhenro Properties Group Ltd. 6.63%, 01/07/2026(a)		997	408,770
6.70%, 08/04/2026(a)		400	164,000
7.10%, 09/10/2024(a)		233	104,850
7.35%, 02/05/2025(a)		200	82,000

			10,605,999

			16,940,968

Utility – 0.2%
Electric – 0.2%
AES Andes SA 6.35%, 10/07/2079(a)		1,816	1,839,154
India Clean Energy Holdings 4.50%, 04/18/2027(a)		2,686	2,591,990
JSW Hydro Energy Ltd. 4.125%, 05/18/2031(a)		193	181,420
Light Servicos de Eletricidade SA/Light Energia SA 4.375%, 06/18/2026(a)		2,245	2,201,896
Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(a)		776	826,370
Terraform Global Operating LLC 6.125%, 03/01/2026(l)		289	293,214

			7,934,044

Total Emerging Markets - Corporate Bonds (cost $159,940,686)			134,497,158

BANK LOANS – 2.9%
Industrial – 2.6%
Basic – 0.0%
Nouryon Finance B.V. 3.105% (LIBOR 1 Month + 3.00%), 10/01/2025(p)		131	129,822

Capital Goods – 0.2%
Apex Tool Group, LLC 6.750% (LIBOR 1 Month + 5.50%), 08/01/2024(p)		4,747	4,735,965
Chariot Buyer LLC 4.000% (LIBOR 1 Month + 3.50%), 11/03/2028(p)		230	229,425
Granite US Holdings Corporation 4.224% (LIBOR 3 Month + 4.00%), 09/30/2026(g) (p)		3,174	3,165,785

			8,131,175

	Principal Amount (000)		U.S. $ Value

Communications - Media – 0.1%
Advantage Sales & Marketing, Inc. 5.250% (LIBOR 1 Month + 4.50%), 10/28/2027(p)	U.S.$	3	$3,269
5.250% (LIBOR 3 Month + 4.50%), 10/28/2027(p)		1,284	1,291,234
Coral-US Co-Borrower LLC 3.106% (LIBOR 1 Month + 3.00%), 10/15/2029(p)		1,550	1,541,770
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 3.105% (LIBOR 1 Month + 3.00%), 05/01/2026(p)		222	220,508
Univision Communications, Inc. 3.75% (LIBOR 1 Month + 2.75%), 03/15/2024(p)		920	918,915

			3,975,696

Communications - Telecommunications – 0.4%
Crown Subsea Communications Holding, Inc. 5.500% (LIBOR 1 Month + 4.75%), 04/27/2027(p)		3,967	3,988,281
Directv Financing, LLC 5.750% (LIBOR 3 Month + 5.00%), 08/02/2027(p)		2,229	2,230,104
Proofpoint, Inc. 6.750% (LIBOR 3 Month + 6.25%), 08/31/2029(p)		6,000	6,043,140
Zacapa SARL 4.724% (LIBOR 3 Month + 4.50%), 07/02/2025(p)		3,307	3,307,270

			15,568,795

Consumer Cyclical - Automotive – 0.0%
Clarios Global LP 3.355% (LIBOR 1 Month + 3.25%), 04/30/2026(p)		347	344,543

Consumer Cyclical - Other – 0.3%
American Tire Distributors, Inc. 7.000% (LIBOR 3 Month + 6.25%), 10/20/2028(p)		3,369	3,385,744
Caesars Resort Collection, LLC 2.855% (LIBOR 1 Month + 2.75%), 12/23/2024(p)		4,506	4,479,356
Golden Nugget Online Gaming, Inc. 13.000% (LIBOR 1 Month + 12.00%), 10/04/2023(g) (p)		111	117,645
Scientific Games International, Inc. 2.855% (LIBOR 1 Month + 2.75%), 08/14/2024(p)		2,538	2,529,101

			10,511,846

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. 3.750% (LIBOR 3 Month + 2.75%), 02/05/2025(p)	U.S.$	554	$552,428

Consumer Cyclical - Retailers – 0.1%
Great Outdoors Group, LLC 4.500% (LIBOR 3 Month + 3.75%), 03/06/2028(p)		1,198	1,197,122
PetSmart LLC 4.500% (LIBOR 3 Month + 3.75%), 02/11/2028(p)		4,348	4,338,628

			5,535,750

Consumer Non-Cyclical – 0.4%
Global Medical Response, Inc. 5.250% (LIBOR 3 Month + 4.25%), 03/14/2025(p)		1,140	1,137,348
Kronos Acquisition Holdings, Inc. 4.250% (LIBOR 3 Month + 3.75%), 12/22/2026(p)		1,891	1,829,446
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 3.855% (LIBOR 1 Month + 3.75%), 11/16/2025(p)		1,018	1,014,858
Padagis LLC 5.250% (LIBOR 3 Month + 4.75%), 07/06/2028(g) (p)		1,336	1,332,301
U.S. Renal Care, Inc. 5.104% (LIBOR 1 Month + 5.00%), 06/26/2026(p)		5,916	5,834,036
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 5.750% (LIBOR 3 Month + 5.25%), 12/15/2027(p)		4,298	4,291,251

			15,439,240

Energy – 0.2%
CITGO Petroleum Corporation 7.250% (LIBOR 1 Month + 6.25%), 03/28/2024(p)		1,583	1,580,570
GIP II Blue Holding, L.P. 5.500% (LIBOR 3 Month + 4.50%), 09/29/2028(p)		3,847	3,843,311
Parkway Generation, LLC 11/05/2028(q)		4,550	4,546,688

			9,970,569

Other Industrial – 0.0%
Dealer Tire, LLC 4.355% (LIBOR 1 Month + 4.25%), 12/12/2025(p)		1,303	1,303,948

	Principal Amount (000)		U.S. $ Value

KAR Auction Services, Inc. 2.375% (LIBOR 1 Month + 2.25%), 09/19/2026(g) (p)	U.S.$	198	$194,707
Rockwood Service Corporation 4.105% (LIBOR 1 Month + 4.00%), 01/23/2027(p)		175	175,544

			1,674,199

Services – 0.1%
Amentum Government Services Holdings LLC 3.605% (LIBOR 1 Month + 3.50%), 01/29/2027(g) (p)		443	443,250
Team Health Holdings, Inc. 3.750% (LIBOR 1 Month + 2.75%), 02/06/2024(p)		2,615	2,519,086
Verscend Holding Corp. 4.105% (LIBOR 1 Month + 4.00%), 08/27/2025(p)		1,935	1,933,309

			4,895,645

Technology – 0.8%
Ascend Learning, LLC 6.250% (LIBOR 1 Month + 5.75%), 12/10/2029(p)		930	934,362
athenahealth, Inc. 4.400% (LIBOR 3 Month + 4.25%), 02/11/2026(p)		4,923	4,919,021
Banff Guarantor, Inc. 6.000% (LIBOR 3 Month + 5.50%), 02/27/2026(p)		1,050	1,056,121
Boxer Parent Company, Inc. 3.974% (LIBOR 3 Month + 3.75%), 10/02/2025(p)		3,413	3,399,222
Endurance International Group Holdings, Inc. 4.250% (LIBOR 3 Month + 3.50%), 02/10/2028(p)		9,711	9,612,049
FINThrive Software Intermediate Holdings, Inc. 7.250% (LIBOR 3 Month + 6.75%), 12/17/2029(p)		580	578,069
Loyalty Ventures, Inc. 5.000% (LIBOR 1 Month + 4.50%), 11/03/2027(p)		4,738	4,724,634
Peraton Corp. 4.500% (LIBOR 1 Month + 3.75%), 02/01/2028(p)		1,648	1,644,798
Presidio Holdings, Inc. 3.610% (LIBOR 1 Month + 3.50%), 01/22/2027(p)		81	80,488
3.800% (LIBOR 3 Month + 3.50%), 01/22/2027(p)		1,542	1,537,482

	Principal Amount (000)		U.S. $ Value

Veritas US Inc. 6.000% (LIBOR 3 Month + 5.00%), 09/01/2025(p)	U.S.$	5,689	$5,676,927

			34,163,173

			110,892,881

Utility – 0.2%
Electric – 0.2%
Generation Bridge, LLC 5.750% (LIBOR 3 Month + 5.00%), 12/01/2028(g) (p)		3,040	3,047,600
Granite Generation LLC 4.750% (LIBOR 1 Month + 3.75%), 11/09/2026(p)		3,197	3,162,416
4.750% (LIBOR 3 Month + 3.75%), 11/09/2026(p)		633	625,513

			6,835,529

Financial Institutions – 0.1%
Finance – 0.0%
Orbit Private Holdings I Ltd. 5.000% (LIBOR 3 Month + 4.50%), 12/11/2028(g) (p)		380	380,000

Insurance – 0.1%
Hub International Limited 4.000% (LIBOR 2 Month + 3.25%), 04/25/2025(p)		7	7,139
4.000% (LIBOR 3 Month + 3.25%), 04/25/2025(p)		2,827	2,819,972
Jones DesLauriers Insurance Management, Inc. 1.000% (CDOR 3 Month + 7.50%), 03/26/2029(g) (p)	CAD	593	466,775
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 3.855% (LIBOR 1 Month + 3.75%), 09/03/2026(p)	U.S.$	2,225	2,220,313

			5,514,199

			5,894,199

Total Bank Loans (cost $122,794,915)			123,622,609

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.1%
Non-Agency Fixed Rate CMBS – 1.6%
Banc of America Commercial Mortgage Trust Series 2016-UB10, Class C 4.851%, 07/15/2049		372	393,769

	Principal Amount (000)		U.S. $ Value

BANK Series 2020-BN25, Class XA 0.885%, 01/15/2063(o)	U.S.$	65,679	$3,910,240
Barclays Commercial Mortgage Trust Series 2019-C3, Class XA 1.339%, 05/15/2052(o)		10,850	878,332
Benchmark Mortgage Trust Series 2019-B13, Class XA 1.127%, 08/15/2057(o)		44,241	2,867,897
CD Mortgage Trust Series 2017-CD3, Class XA 0.977%, 02/10/2050(o)		14,089	583,619
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA 1.635%, 05/10/2058(o)		13,105	723,603
Citigroup Commercial Mortgage Trust Series 2013-GC15, Class C 5.178%, 09/10/2046		516	526,169
Series 2016-C3, Class XA 1.029%, 11/15/2049(o)		32,471	1,336,851
Commercial Mortgage Trust Series 2014-CR15, Class XA 0.651%, 02/10/2047(o)		31,345	385,857
Series 2015-CR27, Class XA 0.912%, 10/10/2048(o)		6,325	184,759
CSAIL Commercial Mortgage Trust Series 2019-C15, Class B 4.476%, 03/15/2052		960	1,031,795
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.158%, 08/10/2044(a)		375	321,562
Series 2011-GC5, Class D 5.158%, 08/10/2044(a)		14,025	6,766,836
Series 2016-GS3, Class XA 1.199%, 10/10/2049(o)		30,361	1,378,894
Series 2019-GC39, Class XA 1.133%, 05/10/2052(o)		15,662	954,875
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class B 4.341%, 08/15/2047		1,599	1,647,905
Series 2014-C24, Class C 4.385%, 11/15/2047		5,869	5,630,232
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6, Class XA 0.936%, 11/13/2052(o)		37,131	2,137,586
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C8, Class B 3.977%, 10/15/2045(a)		2,411	2,427,716
Series 2012-C8, Class E 4.672%, 10/15/2045(a)		2,103	1,938,704
Series 2012-LC9, Class E 4.363%, 12/15/2047(a)		7,500	6,675,208

	Principal Amount (000)		U.S. $ Value

Series 2012-LC9, Class G 4.363%, 12/15/2047(a)	U.S.$	831	$672,925
Series 2016-JP2, Class XA 1.776%, 08/15/2049(o)		15,624	1,028,114
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		632	285,321
LCCM Series 2017-LC26, Class XA 1.511%, 07/12/2050(a) (o)		36,779	2,341,460
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class D 4.108%, 05/15/2046(a)		680	631,518
Series 2014-C18, Class C 4.505%, 10/15/2047		4,408	4,449,137
Series 2015-C22, Class XA 1.021%, 04/15/2048(o)		11,825	286,157
UBS Commercial Mortgage Trust Series 2012-C1, Class D 5.676%, 05/10/2045(a)		2,000	1,880,730
Series 2017-C1, Class XA 1.532%, 06/15/2050(o)		7,026	461,568
Series 2019-C16, Class XA 1.55%, 04/15/2052(o)		16,724	1,402,704
Series 2019-C18, Class XA 1.033%, 12/15/2052(o)		44,062	2,600,605
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class B 3.649%, 03/10/2046(a)		2,414	2,410,570
Series 2013-C5, Class C 4.079%, 03/10/2046(a)		782	772,276
Wells Fargo Commercial Mortgage Trust Series 2015-LC20, Class XA 1.30%, 04/15/2050(o)		7,904	240,433
Series 2016-C36, Class XA 1.234%, 11/15/2059(o)		46,726	2,089,467
Series 2016-LC24, Class XA 1.616%, 10/15/2049(o)		29,179	1,751,521
Series 2016-LC25, Class XA 0.835%, 12/15/2059(o)		17,648	592,503
Series 2019-C52, Class XA 1.592%, 08/15/2052(o)		19,343	1,773,966
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class E 4.887%, 06/15/2044(a)		489	377,301
Series 2014-LC14, Class C 4.344%, 03/15/2047		134	137,016

			68,887,701

Non-Agency Floating Rate CMBS – 0.5%
BFLD Series 2019-DPLO, Class E 2.346% (LIBOR 1 Month + 2.24%), 10/15/2034(a) (f)		11,227	11,029,911

	Principal Amount (000)		U.S. $ Value

DBWF Mortgage Trust Series 2018-GLKS, Class E 3.121% (LIBOR 1 Month + 3.02%), 12/19/2030(a) (f)	U.S.$	1,994	$1,976,288
Great Wolf Trust Series 2019-WOLF, Class D 2.039% (LIBOR 1 Month + 1.93%), 12/15/2036(a) (f)		5,005	4,953,348
Morgan Stanley Capital I Trust Series 2019-BPR, Class D 4.106% (LIBOR 1 Month + 4.00%), 05/15/2036(a) (f)		1,651	1,419,297

			19,378,844

Agency CMBS – 0.0%
Government National Mortgage Association Series 2006-32, Class XM 0.112%, 11/16/2045(o)		142	322

Total Commercial Mortgage-Backed Securities (cost $97,845,193)			88,266,867

GOVERNMENTS - SOVEREIGN BONDS – 1.3%
Colombia – 0.3%
Colombia Government International Bond 3.125%, 04/15/2031		864	740,502
3.25%, 04/22/2032		8,612	7,363,260
5.625%, 02/26/2044		1,372	1,255,209
6.125%, 01/18/2041		3,473	3,398,765
7.375%, 09/18/2037		790	876,801

			13,634,537

Israel – 0.2%
Israel Government International Bond 2.75%, 07/03/2030		7,916	8,153,480

Mexico – 0.1%
Mexico Government International Bond 3.90%, 04/27/2025		1,205	1,271,275
4.75%, 04/27/2032		2,706	2,959,011

			4,230,286

Panama – 0.1%
Panama Notas del Tesoro 3.75%, 04/17/2026		5,330	5,517,549

Peru – 0.0%
Peruvian Government International Bond 2.392%, 01/23/2026		247	246,892
2.783%, 01/23/2031		719	695,767

			942,659

Qatar – 0.2%
Qatar Government International Bond 3.375%, 03/14/2024(a)		4,399	4,555,165

	Principal Amount (000)		U.S. $ Value

3.40%, 04/16/2025(a)	U.S.$	1,074	$1,123,404
3.75%, 04/16/2030(a)		1,810	1,977,425
3.875%, 04/23/2023(a)		861	888,767

			8,544,761

Saudi Arabia – 0.2%
Saudi Government International Bond 2.90%, 10/22/2025(a)		3,031	3,112,837
3.25%, 10/22/2030(a)		3,774	3,932,508

			7,045,345

United Arab Emirates – 0.2%
Abu Dhabi Government International Bond 2.50%, 04/16/2025(a)		2,587	2,636,153
3.125%, 04/16/2030(a)		4,640	4,895,200

			7,531,353

Total Governments - Sovereign Bonds (cost $56,358,666)			55,599,970

QUASI-SOVEREIGNS – 1.3%
Quasi-Sovereign Bonds – 1.3%
Bahrain – 0.1%
Oil and Gas Holding Co. BSCC (The) 7.625%, 11/07/2024(a)		668	713,925
8.375%, 11/07/2028(a)		3,912	4,396,110

			5,110,035

Chile – 0.0%
Corp. Nacional del Cobre de Chile 3.75%, 01/15/2031(a)		212	220,480
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(a)		200	208,100

			428,580

Indonesia – 0.1%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/2025(a)		2,044	2,131,095
5.71%, 11/15/2023(a)		277	293,239

			2,424,334

Kazakhstan – 0.1%
KazMunayGas National Co. JSC 4.75%, 04/24/2025(a)		768	811,104
5.375%, 04/24/2030(a)		1,940	2,147,444

			2,958,548

	Principal Amount (000)		U.S. $ Value

Malaysia – 0.1%
Petronas Capital Ltd. 3.50%, 04/21/2030(a)	U.S.$	3,739	$3,933,578

Mexico – 0.5%
Petroleos Mexicanos 5.95%, 01/28/2031		13,565	12,864,707
6.49%, 01/23/2027		1,455	1,518,293
6.75%, 09/21/2047		8,071	6,884,563
6.95%, 01/28/2060		3,090	2,627,272

			23,894,835

Oman – 0.1%
Lamar Funding Ltd. 3.958%, 05/07/2025(a)		3,297	3,257,271

Panama – 0.1%
Aeropuerto Internacional de Tocumen SA 4.00%, 08/11/2041(a)		2,057	1,994,390
5.125%, 08/11/2061(a)		1,569	1,521,734

			3,516,124

South Africa – 0.0%
Eskom Holdings SOC Ltd. 7.125%, 02/11/2025(a)		1,169	1,182,370

Ukraine – 0.2%
NAK Naftogaz Ukraine via Kondor Finance PLC 7.625%, 11/08/2026(a)		2,168	1,633,859
State Agency of Roads of Ukraine 6.25%, 06/24/2028(a)		7,856	6,088,400

			7,722,259

United Arab Emirates – 0.0%
DP World Crescent Ltd. 3.875%, 07/18/2029(a)		296	307,248
DP World Ltd/United Arab Emirates 5.625%, 09/25/2048(a)		696	808,230

			1,115,478

Total Quasi-Sovereigns (cost $55,040,070)			55,543,412

AGENCIES – 0.9%
Agency Debentures – 0.9%
Federal Home Loan Banks 5.50%, 07/15/2036		8,695	12,197,886
Federal Home Loan Mortgage Corp. 6.25%, 07/15/2032		10,400	14,569,075
6.75%, 03/15/2031		4,000	5,600,482
Series GDIF 6.75%, 09/15/2029		4,606	6,280,281

Total Agencies (cost $35,510,556)			38,647,724

	Principal Amount (000)		U.S. $ Value

ASSET-BACKED SECURITIES – 0.7%
Other ABS - Fixed Rate – 0.6%
CLUB Credit Trust Series 2017-P2, Class C 4.91%, 01/15/2024(a)	U.S.$	79	$78,657
Consumer Loan Underlying Bond Certificate Issuer Trust Series 2019-36, Class PT 12.539%, 10/17/2044(l)		744	743,332
Series 2019-43, Class PT 5.271%, 11/15/2044(l)		263	259,569
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-20, Class PT 12.937%, 11/16/2043(l)		346	343,617
Consumer Loan Underlying Bond Credit Trust Series 2018-P1, Class C 5.21%, 07/15/2025(a)		947	955,260
Marlette Funding Trust Series 2018-3A, Class C 4.63%, 09/15/2028(a)		1,486	1,485,985
Series 2018-4A, Class C 4.91%, 12/15/2028(a)		374	374,127
Series 2019-2A, Class C 4.11%, 07/16/2029(a)		2,692	2,705,232
Series 2019-3A, Class C 3.79%, 09/17/2029(a)		4,413	4,445,114
SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 08/25/2025(g) (h) (l)		615	629,178
SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero Coupon, 02/25/2027(g) (h) (l)		37	631,645
Series 2018-2, Class C 4.25%, 04/26/2027(a)		1,358	1,366,925
Series 2019-2, Class D 4.20%, 04/25/2028(a)		1,000	1,014,673
Series 2019-3, Class D 3.89%, 05/25/2028(a)		5,378	5,449,712
Series 2019-4, Class D 3.48%, 08/25/2028(a)		3,000	3,021,235

			23,504,261

Autos - Fixed Rate – 0.1%
Flagship Credit Auto Trust Series 2019-4, Class E 4.11%, 03/15/2027(a)		2,970	3,031,851

	Principal Amount (000)		U.S. $ Value

Westlake Automobile Receivables Trust Series 2019-2A, Class E 4.02%, 04/15/2025(a)	U.S.$	2,551	$2,624,123

			5,655,974

Total Asset-Backed Securities (cost $28,561,590)			29,160,235

	Shares

COMMON STOCKS – 0.3%
Energy – 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Berry Corp.		137,884	1,198,212
Civitas Resources, Inc.		5,127	279,422
Denbury, Inc.(j)		13,032	979,224
Diamond Offshore Drilling, Inc.(j)		107,934	572,050
Diamond Offshore Drilling, Inc.(j) (l)		22,730	120,469
Golden Energy Offshore Services AS(j)		1,497,659	134,712
Gulfport Energy Corp.(j)		35,896	2,349,423
SandRidge Energy, Inc.(j)		105	1,208
Vantage Drilling International(j)		16,001	96,006
Whiting Petroleum Corp.(j)		12,942	960,943

			6,691,669

Consumer Discretionary – 0.1%
Auto Components – 0.1%
ATD New Holdings, Inc.(g) (j)		29,486	2,412,928
Energy Technology(g) (h) (j)		497	820,050

			3,232,978

Internet & Catalog Retail – 0.0%
GOLO Mobile, Inc.(g) (h) (j)		30,264	0

			3,232,978

Consumer Staples – 0.0%
Food & Staples Retailing – 0.0%
Southeastern Grocers, Inc.(g) (h) (j)		71,086	1,670,521

Information Technology – 0.0%
Software – 0.0%
Monitronics International, Inc.(j)		68,348	170,870
Paysafe AG Tracker(g) (j)		71,679	0
Paysafe Ltd.(j)		100,908	366,296

			537,166

Communication Services – 0.0%
Media – 0.0%
iHeartMedia, Inc. - Class A(j)		14,385	289,858

Total Common Stocks (cost $16,182,474)			12,422,192

	Principal Amount (000)		U.S. $ Value

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.2%
United States – 0.2%
Texas Transportation Commission State Highway Fund Series 2010-B 5.178%, 04/01/2030	U.S.$	2,560	$2,994,150
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(a)		6,915	7,293,172

Total Local Governments - US Municipal Bonds (cost $9,475,000)			10,287,322

	Shares

PREFERRED STOCKS – 0.1%
Industrial – 0.1%
Auto Components – 0.1%
Energy Technology 0.00%(g) (h) (j)		3,093	2,613,585

Energy – 0.0%
Gulfport Energy Operating Corp. 10.00%, 03/03/2022(g) (j)		113	666,700

Total Preferred Stocks (cost $2,417,218)			3,280,285

WARRANTS – 0.0%
Avaya Holdings Corp., expiring 12/15/2022(j)		2,936	3,259
Encore Automotive Acceptance, expiring 07/05/2031(g) (h) (j)		12	0
Flexpath Capital, Inc., expiring 04/15/2031(g) (h) (j)		17,195	0
SandRidge Energy, Inc., A-CW22, expiring 10/04/2022(j)		2,566	41
SandRidge Energy, Inc., B-CW22, expiring 10/04/2022(j)		1,080	124

Total Warrants (cost $3)			3,424

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(r) (s) (t) (cost $17,445,179)		17,445,179	17,445,179

Total Investments – 136.0% (cost $5,954,556,439)(u)			5,842,508,770
Other assets less liabilities – (36.0)%			(1,547,501,010)

Net Assets – 100.0%			$4,295,007,760

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Long Gilt Futures	13	March 2022	$2,132,311	$(60,857)
U.S. T-Note 2 Yr (CBT) Futures	105	March 2022	22,748,906	8,893
U.S. T-Note 10 Yr (CBT) Futures	1,337	March 2022	171,094,219	(1,631,327)
U.S. Ultra Bond (CBT) Futures	1,977	March 2022	373,529,438	(6,210,914)
US Long Bond Futures (CBT)	356	March 2022	55,402,500	(2,492,513)
Sold Contracts
Euro Buxl 30 Yr Bond Futures	16	March 2022	3,654,359	249,121
Euro-BOBL Futures	21	March 2022	3,119,867	50,928
Euro-Bund Futures	51	March 2022	9,689,321	309,842
Euro-Schatz Futures	261	March 2022	32,804,048	105,301
U.S. 10 Yr Ultra Futures	1,083	March 2022	154,682,859	1,648,322
U.S. T-Note 2 Yr (CBT) Futures	1,128	March 2022	244,388,250	2,192,913
U.S. T-Note 5 Yr (CBT) Futures	7,312	March 2022	871,613,250	12,770,127

				$6,939,836

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	4,706	EUR	4,073	02/10/2022	$(129,895)
Barclays Bank PLC	RUB	3,041,007	USD	40,691	03/02/2022	1,689,764
Barclays Bank PLC	GBP	1,138	USD	1,557	03/17/2022	27,008
Deutsche Bank AG	EUR	41,651	USD	48,154	02/10/2022	1,353,579
Morgan Stanley Capital Services, Inc.	AUD	150,952	USD	111,602	02/08/2022	4,869,438
Morgan Stanley Capital Services, Inc.	CAD	233,289	USD	185,342	02/10/2022	1,817,671
Morgan Stanley Capital Services, Inc.	MXN	18,718	USD	907	03/24/2022	7,660
Standard Chartered Bank	IDR	23,323,000	USD	1,615	04/28/2022	(721)
State Street Bank & Trust Co.	CAD	1,038	USD	818	02/10/2022	1,554
State Street Bank & Trust Co.	EUR	242	USD	279	02/10/2022	6,853

						$9,642,911

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counterparty	Strike Rate	Expiration Date	Notional Amount (000)		Premiums Received	Market Value
Put
OTC - 1 Year Interest Rate Swap	1 DAY SOFR	Bank of America, NA	1.54%	02/24/2022	USD	24,620	$216,656	$(270,152)
OTC - 1 Year Interest Rate Swap_1	1 DAY SOFR	Goldman Sachs International	1.48	02/04/2022	USD	25,200	240,030	(283,827)

							$456,686	$(553,979)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	5.00%	Quarterly	3.38%	USD	40,800	$3,044,739	$3,024,794	$19,945
iTraxxx Xover Series 36, 5 Year Index, 12/20/2026*	5.00	Quarterly	2.88	EUR	13,220	1,480,225	1,745,431	(265,206)
Russian Federation, 7.500%, 03/31/2030, 12/20/2026*	1.00	Quarterly	2.23	USD	5,872	(315,058)	43,899	(358,957)

						$4,209,906	$4,814,124	$(604,218)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	109,350	04/20/2023	2.850%	3 Month LIBOR	Semi-Annual/ Quarterly	$(3,353,333)	$—	$(3,353,333)
USD	46,860	04/02/2024	2.851%	3 Month LIBOR	Semi-Annual/ Quarterly	(1,942,238)	—	(1,942,238)
USD	30,755	02/10/2025	2.034%	3 Month LIBOR	Semi-Annual/ Quarterly	(749,990)	—	(749,990)
USD	6,010	06/09/2025	2.491%	3 Month LIBOR	Semi-Annual/ Quarterly	(202,867)	—	(202,867)
USD	10,000	01/11/2027	2.285%	3 Month LIBOR	Semi-Annual/ Quarterly	(292,900)	—	(292,900)
USD	11,920	04/26/2027	2.287%	3 Month LIBOR	Semi-Annual/ Quarterly	(418,501)	—	(418,501)

						$(6,959,829)	$—	$(6,959,829)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	7.50%	USD	4,800	$(2,069,413)	$(114,020)	$(1,955,393)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	3,840	(1,655,531)	(563,390)	(1,092,141)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,185	(294,110)	(306,579)	12,469
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,223	(551,798)	(532,585)	(19,213)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,223	(551,798)	(527,259)	(24,539)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	162	(40,203)	(9,805)	(30,398)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,964	(735,648)	(702,933)	(32,715)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	642	(159,320)	(69,608)	(89,712)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,144	(283,951)	(175,304)	(108,647)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,526	(378,850)	(148,852)	(229,998)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3,244	(805,273)	(321,537)	(483,736)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4,991	(1,238,881)	(582,306)	(656,575)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	4,991	$(1,238,880)	$(490,811)	$(748,069)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4,991	(1,238,880)	(483,711)	(755,169)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5,291	(1,313,213)	(317,970)	(995,243)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	9,540	(2,367,996)	(925,043)	(1,442,953)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	9,540	(2,367,996)	(915,733)	(1,452,263)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	9,540	(2,367,996)	(915,733)	(1,452,263)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	9,013	(2,237,170)	(746,737)	(1,490,433)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	11,979	(2,973,313)	(1,456,862)	(1,516,451)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	9,547	(2,369,731)	(575,070)	(1,794,661)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	13,476	(3,344,978)	(1,144,358)	(2,200,620)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	13,519	(3,355,632)	(1,114,436)	(2,241,196)
Credit Suisse International
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	567	(48,938)	(21,538)	(27,400)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	1,136	(98,050)	(43,971)	(54,079)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	2,839	(245,037)	(107,843)	(137,194)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	6,500	(561,022)	(336,594)	(224,428)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	15,000	(1,294,667)	(406,242)	(888,425)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	9,204	$(2,284,496)	$(1,067,253)	$(1,217,243)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	17,312	(4,297,181)	(2,057,072)	(2,240,109)
Goldman Sachs International
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	23,700	(2,045,573)	(995,565)	(1,050,008)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	15,840	(6,829,064)	(3,432,568)	(3,396,496)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	6,312	(1,566,688)	(981,472)	(585,216)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	8,811	(2,187,120)	(1,389,865)	(797,255)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	9,982	(2,477,761)	(1,517,038)	(960,723)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	9,013	(2,237,171)	(743,173)	(1,493,998)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	11,888	(2,950,765)	(1,323,519)	(1,627,246)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	14,266	(3,540,969)	(1,591,267)	(1,949,702)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	12,977	(3,221,089)	(1,262,260)	(1,958,829)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	19,965	(4,955,523)	(2,765,575)	(2,189,948)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	30,130	(7,478,875)	(4,026,499)	(3,452,376)
JPMorgan Securities, LLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	3,598	(1,551,233)	(669,355)	(881,878)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	3,714	(1,601,312)	(680,981)	(920,331)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	2,995	$(743,328)	$(181,284)	$(562,044)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4,506	(1,118,461)	(371,451)	(747,010)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	9,526	(2,364,527)	(1,030,702)	(1,333,825)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	293	(25,293)	(11,536)	(13,757)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	546	(135,533)	(43,653)	(91,880)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	7,794	(1,934,636)	(460,412)	(1,474,224)

						$(91,734,873)	$(40,659,330)	$(51,075,543)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate		Maturity	U.S. $ Value at January 31, 2022
Barclays Capital, Inc.†	USD	3,528	(1.00	)%*	—	$3,527,683
Barclays Capital, Inc.†	USD	2,771	(0.30	)%*	—	2,771,250
First Boston†	USD	592	(2.00	)%*	—	593,504
First Boston†	EUR	2,723	(1.00	)%*	—	3,059,627
First Boston†	USD	2,690	(0.50	)%*	—	2,690,480
HSBC Securities (USA), Inc.†	USD	611,093	0.08%		—	611,185,692
JPMorgan Chase Bank†	USD	674,196	0.12%		—	674,323,036

						$1,298,151,272

*	Interest payment due from counterparty.
†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2022.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Government-Treasuries	$1,288,199,208	$—	$—	$—	$1,288,199,208
Corporates - Non-Investment Grade	9,952,064	—	—	—	9,952,064
Total	$1,298,151,272	$—	$—	$—	$1,298,151,272

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2022, the aggregate market value of these securities amounted to $1,510,862,204 or 35.2% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2022.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Fair valued by the Adviser.
(i)	Defaulted matured security.
(j)	Non-income producing security.
(k)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2022.
(l)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.22% of net assets as of January 31, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-20, Class PT 12.937%, 11/16/2043	09/27/2018	$345,643	$343,617	0.01%
Consumer Loan Underlying Bond Certificate Issuer Trust Series 2019-36, Class PT 12.539%, 10/17/2044	09/04/2019	743,275	743,332	0.02%
Consumer Loan Underlying Bond Certificate Issuer Trust Series 2019-43, Class PT 5.271%, 11/15/2044	10/09/2019	263,179	259,569	0.01%
Diamond Offshore Drilling, Inc.	04/26/2021	467,814	120,469	0.00%
Digicel Group Holdings Ltd. 7.00%, 02/16/2022	06/19/2020	13,246	72,446	0.00%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/26/2020	0	0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	06/21/2019	692,006	0	0.00%
Home Re Ltd. Series 2019-1, Class B1 4.458%, 05/25/2029	12/20/2019	2,066,397	2,004,973	0.05%
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.358%, 11/25/2024	11/06/2015	439,155	433,328	0.01%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 5.608%, 10/25/2025	09/18/2015	$793,234	$803,157	0.02%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	02/19/2015	861,787	0	0.00%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 2.458%, 02/27/2023	02/11/2020	2,596,730	2,600,133	0.06%
SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 08/25/2025	07/19/2017	197,502	629,178	0.01%
SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero Coupon, 02/25/2027	02/01/2018	720,170	631,645	0.01%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	289,000	293,214	0.01%
Tonon Luxembourg SA 6.50%, 10/31/2024	01/16/2013	1,804,783	87	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	06/19/2013	3,510,949	474	0.00%
Virgolino de Oliveira Finance SA 10.875%, 01/13/2020	06/09/2014	745,965	75	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	01/29/2014	916,308	169	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.358%, 11/25/2025	09/06/2016	281,388	270,303	0.01%

(m)	Defaulted.
(n)	Inverse interest only security.
(o)	IO - Interest Only.
(p)	The stated coupon rate represents the greater of the LIBOR or an alternate base rate such as the CDOR or the LIBOR/CDOR floor rate plus a spread at January 31, 2022.
(q)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(r)	Affiliated investments.
(s)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(t)	The rate shown represents the 7-day yield as of period end.
(u)

As of January 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $116,104,387 and gross unrealized depreciation of investments was $(270,306,192), resulting in net unrealized depreciation of $(154,201,805).

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

MXN – Mexican Peso

RUB – Russian Ruble

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

COUNTRY BREAKDOWN1

January 31, 2022 (unaudited)

80.5%	United States
3.5%	Canada
1.8%	Australia
1.1%	United Kingdom
0.9%	Mexico
0.9%	Brazil
0.6%	Russia
0.6%	China
0.6%	Colombia
0.5%	France
0.5%	Luxembourg
0.4%	Egypt
0.4%	Nigeria
7.4%	Other
0.3%	Short-Term

100.0%	Total Investments

1

All data are as of January 31, 2022. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Schedule of Investments” section of the report for additional details). “Other” country weightings represent 0.4% or less in the following: Angola, Bahrain, Bermuda, Chile, Costa Rica, Denmark, Dominican Republic, Ecuador, El Salvador, Finland, Germany, Ghana, Guatemala, Honduras, Hong Kong, India, Indonesia, Ireland, Israel, Italy, Ivory Coast, Jamaica, Japan, Kazakhstan, Kenya, Kuwait, Lebanon, Macau, Malaysia, Morocco, Netherlands, Norway, Oman, Pakistan, Panama, Peru, Qatar, Saudi Arabia, Senegal, Spain, Sri Lanka, Sweden, Switzerland, Turkey, Ukraine, United Arab Emirates and Zambia.

AB Bond Fund, Inc.

AB Income Fund

January 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Governments - Treasuries	$—	$3,266,408,100	$—		$3,266,408,100
Corporates - Investment Grade	—	576,389,569	—		576,389,569
Corporates - Non-Investment Grade	—	541,463,399	9,444,341	(a)	550,907,740
Mortgage Pass-Throughs	—	318,404,316	—		318,404,316
Collateralized Mortgage Obligations	—	240,445,695	—		240,445,695
Emerging Markets - Sovereigns	—	172,279,487	—		172,279,487
Collateralized Loan Obligations	—	148,897,486	—		148,897,486
Emerging Markets - Corporate Bonds	—	134,496,353	805		134,497,158
Bank Loans	—	114,474,546	9,148,063		123,622,609
Commercial Mortgage-Backed Securities	—	88,266,867	—		88,266,867
Governments - Sovereign Bonds	—	55,599,970	—		55,599,970
Quasi-Sovereigns	—	55,543,412	—		55,543,412
Agencies	—	38,647,724	—		38,647,724
Asset-Backed Securities	—	27,899,412	1,260,823		29,160,235
Common Stocks	6,826,174	692,519	4,903,499	(a)	12,422,192
Local Governments - US Municipal Bonds	—	10,287,322	—		10,287,322
Preferred Stocks	—	—	3,280,285		3,280,285
Warrants	3,424	—	0	(a)	3,424
Short-Term Investments	17,445,179	—	—		17,445,179

Total Investments in Securities	24,274,777	5,790,196,177	28,037,816		5,842,508,770
Other Financial Instruments(b):
Assets:
Futures	17,335,447	—	—		17,335,447
Forward Currency Exchange Contracts	—	9,773,527	—		9,773,527
Centrally Cleared Credit Default Swaps	—	4,524,964	—		4,524,964
Liabilities:
Futures	(10,395,611)	—	—		(10,395,611)
Forward Currency Exchange Contracts	—	(130,616)	—		(130,616)
Interest Rate Swaptions Written	—	(553,979)	—		(553,979)
Centrally Cleared Credit Default Swaps	—	(315,058)	—		(315,058)
Centrally Cleared Interest Rate Swaps	—	(6,959,829)	—		(6,959,829)
Credit Default Swaps	—	(91,734,873)	—		(91,734,873)
Reverse Repurchase Agreements	(1,298,151,272)	—	—		(1,298,151,272)

Total	$(1,266,936,659)	$5,704,800,313	$28,037,816		$4,465,901,470

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2022 is as follows:

Fund	Market Value 10/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$111,173	$178,449	$272,177	$17,445	$0	**

**	Amount less than $500.